UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

July 31, 2020

     MFS® Global High Yield Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

HYO-SEM

MFS® Global High Yield Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains, including over whether there will be a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the

United States some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

September 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.9%
Utilities – Electrical Power	6.1%
Medical & Health Technology & Services	5.6%
Building	4.7%
Wireless Communications	4.4%

Composition including fixed income credit quality (a)(i)
BBB	1.0%
BB	54.2%
B	29.7%
CCC	10.1%
C	0.1%
D	0.1%
Not Rated	(2.0)%
Non-Fixed Income	1.8%
Cash & Cash Equivalents	3.2%
Other	1.8%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	3.8 yrs.

Issuer country weightings (i)(x)
United States	62.3%
Brazil	4.7%
United Kingdom	3.5%
Canada	3.4%
India	2.5%
Luxembourg	2.4%
Mexico	2.2%
Netherlands	2.2%
France	2.1%
Other Countries	14.7%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and including fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.

Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2020 through July 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 through July 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/20	Ending Account Value 7/31/20	Expenses Paid During Period (p) 2/01/20-7/31/20
A	Actual	1.05%	$1,000.00	$988.87	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$983.63	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$985.15	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$988.55	$3.96
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R1	Actual	1.80%	$1,000.00	$985.14	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
R2	Actual	1.30%	$1,000.00	$986.12	$6.42
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R3	Actual	1.05%	$1,000.00	$987.48	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R4	Actual	0.80%	$1,000.00	$990.29	$3.96
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R6	Actual	0.69%	$1,000.00	$990.63	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 31.8%
Asset-Backed & Securitized - 0.3%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	730,000	$899,694
Lehman Brothers Commercial Conduit Mortgage Trust, 0.941%, 2/18/2030 (i)		$18,648	0

			$899,694
Automotive - 0.4%
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	$418,512
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		625,000	762,598

			$1,181,110
Broadcasting - 1.5%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	960,000	$1,302,193
Netflix, Inc., 3.625%, 5/15/2027	EUR	445,000	568,089
Netflix, Inc., 3.875%, 11/15/2029		730,000	953,994
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025 (n)	GBP	605,000	793,649
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025		225,000	295,159
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	661,640

			$4,574,724
Brokerage & Asset Managers - 0.6%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$722,000	$721,639
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	1,055,090

			$1,776,729
Building - 1.1%
CEMEX S.A.B. de C.V., 6.125%, 5/05/2025		$685,000	$697,844
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		203,000	216,420
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,555,000	1,570,566
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	630,000	716,979

			$3,201,809
Business Services - 0.3%
Nexi S.p.A. , 1.75%, 10/31/2024	EUR	735,000	$848,020

Cable TV - 2.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$564,506
Cable Onda S.A., 4.5%, 1/30/2030 (n)		1,200,000	1,259,844
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	608,853
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		$225,000	231,255

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued

Cable TV - continued
Videotron Ltd., 5.375%, 6/15/2024 (n)		$1,235,000	$1,339,975
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		837,000	889,313
VTR Finance N.V., 6.375%, 7/15/2028 (n)		322,000	343,097
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,060,000	1,223,655

			$6,460,498
Chemicals - 1.4%
Ashland Services B.V., 2%, 1/30/2028 (n)	EUR	880,000	$987,358
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$589,000	558,077
HT Troplast GmbH, 9.25%, 7/15/2025 (n)	EUR	450,000	542,004
SPCM S.A., 2.875%, 6/15/2023		917,000	1,077,480
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		270,000	325,243
Synthomer PLC, 3.875%, 7/01/2025 (n)		453,000	548,035

			$4,038,197
Conglomerates - 0.8%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,459,367
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	994,072

			$2,453,439
Consumer Products - 0.5%
Coty, Inc., 4.75%, 4/15/2026	EUR	470,000	$442,964
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		495,000	599,097
International Design Group S.p.A., 6.5%, 11/15/2025		450,000	488,206

			$1,530,267
Consumer Services - 0.4%
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	1,040,000	$1,249,422

Containers - 1.1%
ARD Finance S.A. , 5%, (5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	485,000	$556,480
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	1,371,095
SIG Combibloc PurchaseCo S.à r.l., 2.125%, 6/18/2025 (n)	EUR	900,000	1,081,973
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (n)		210,000	246,618

			$3,256,166
Emerging Market Quasi-Sovereign - 2.2%
CEMIG Geracao e Transmissao S.A. (Federative Republic of
Brazil), 9.25%, 12/05/2024 (n)		$750,000	$841,883
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		700,000	712,530
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		3,508,000	3,789,692
Petroleos Mexicanos, 4.5%, 1/23/2026		680,000	622,880

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 5.35%, 2/12/2028		$680,000	$596,700

			$6,563,685
Emerging Market Sovereign - 0.6%
Arab Republic of Egypt, 6.588%, 2/21/2028		$810,000	$798,863
Government of Ukraine, 7.75%, 9/01/2024		358,000	370,100
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	275,000	271,608
Republic of Turkey, 6.125%, 10/24/2028		$430,000	400,247

			$1,840,818
Energy - Independent - 0.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$820
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	211

			$1,031
Financial Institutions - 1.5%
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR -3mo. + 5%), 8/01/2024	EUR	585,000	$558,172
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	755,000	930,863
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023		840,000	1,106,443
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$200,000	204,400
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	1,123,559
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	648,242

			$4,571,679
Food & Beverages - 2.2%
BRF S.A., 4.875%, 1/24/2030 (n)		$1,357,000	$1,356,593
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,475,000	1,545,062
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	592,088
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,200,000	1,274,160
Marb Bondco PLC, 7%, 3/15/2024		275,000	286,140
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		765,000	825,435
Picard Bondco , 5.5%, 11/30/2024	EUR	520,000	604,897

			$6,484,375
Gaming & Lodging - 0.1%
Sands China Ltd., 3.8%, 1/08/2026 (n)		$235,000	$244,517

Industrial - 0.8%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$670,000	$637,921
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	402,550
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,247,012

			$2,287,483

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Machinery & Tools - 0.6%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$642,866
Platin 1426. GmbH, 5.375%, 6/15/2023		450,000	503,759
Sarens Finance Co. N.V., 5.75%, 2/21/2027		555,000	524,469

			$1,671,094
Major Banks - 0.5%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	620,000	$736,429
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		$450,000	451,215
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		365,000	392,378

			$1,580,022
Medical & Health Technology & Services - 0.7%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,075,000	$1,272,628
IQVIA Holdings, Inc., 3.25%, 3/15/2025		595,000	710,678

			$1,983,306
Metals & Mining - 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$145,302
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		960,000	964,272
KME AG, 6.75%, 2/01/2023	EUR	425,000	334,820
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)		$670,000	245,756

			$1,690,150
Midstream - 0.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$1,120,380
Peru LNG, 5.375%, 3/22/2030		645,000	497,456

			$1,617,836
Oil Services - 0.3%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$975,140	$972,712

Oils - 0.2%
Puma International Financing S.A., 5%, 1/24/2026		$635,000	$560,429

Other Banks & Diversified Financials - 0.9%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$860,000	$844,950
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		699,000	669,992
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,025,675	1,021,028

			$2,535,970

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.3%
Rossini S.à r.l., 6.75%, 10/30/2025	EUR	723,000	$908,532

Retailers - 0.2%
Mobilux Finance S.A.S., 5.5%, 11/15/2024	EUR	495,000	$571,073

Supermarkets - 0.6%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,047,000	$1,054,329
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	520,000	621,621

			$1,675,950
Telecommunications - Wireless - 1.2%
Altice France S.A., 7.375%, 5/01/2026 (n)		$420,000	$447,993
Altice France S.A., 8.125%, 2/01/2027 (n)		405,000	452,101
Altice France S.A., 3.375%, 1/15/2028 (n)	EUR	430,000	494,797
Altice France S.A., 4%, 2/15/2028 (n)		430,000	465,834
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	457,844
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,086,000	1,136,369

			$3,454,938
Transportation - Services - 2.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$589,680
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,380,731
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		$1,055,000	934,303
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	985,000	1,219,688
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	1,165,000	1,277,768
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		300,000	329,039
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		$363,000	381,074
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)		415,000	430,894
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		980,000	1,032,430

			$7,575,607
Utilities - Electric Power - 4.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$1,012,413
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		475,000	500,413
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	656,031
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		550,000	560,087
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	511,914
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,271,857
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,605,537
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		665,000	667,082
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		661,000	659,930

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
ReNew Power Private Ltd., 5.875%, 3/05/2027		$525,000	$524,150
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,088,400	1,167,822
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		1,542,685	501,373
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		707,000	743,241
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,197,860
Viridian Group Finance Co. PLC/Viridian Power & Energy
Holdings DAC, 4%, 9/15/2025	EUR	810,000	941,240

			$12,520,950
Utilities - Water - 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,556,204
Total Bonds (Identified Cost, $94,870,570)			$94,338,436

Common Stocks - 0.2%
Construction - 0.2%
ICA Tenedora S.A. de C.V. (a)		253,322	$477,075

Energy - Independent - 0.0%
Frontera Energy Corp.		26,510	$55,655
Total Common Stocks (Identified Cost, $546,485)			$532,730

Investment Companies (h) - 67.6%
Mutual Funds - 65.9%
MFS High Yield Pooled Portfolio (v)(y)		21,522,974	$195,643,836

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.15% (v)		5,040,050	$5,040,554
Total Investment Companies (Identified Cost, $213,134,742)			$200,684,390

Other Assets, Less Liabilities - 0.4%			1,109,499
Net Assets - 100.0%			$296,665,055

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $200,684,390 and $94,871,166, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,366,849, representing 18.0% of net assets.

11

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2020 has been included as Appendix A.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/2015	$986,320	$820
Afren PLC, 6.625%, 12/09/2020	11/20/2015	515,241	211
Stoneway Capital Corp., 10%, 3/01/2027	2/10/2017-7/18/2018	1,554,216	501,373
Total Restricted Securities			$502,404
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	698,248	USD	796,339	UBS AG	10/16/2020	$27,465
GBP	1,141,027	USD	1,437,167	JPMorgan Chase Bank N.A.	10/16/2020	57,024

						$84,489

Liability Derivatives
USD	499,465	EUR	425,044	HSBC Bank	10/16/2020	$(2,009)
USD	29,373,167	EUR	25,916,433	Morgan Stanley Capital Services, Inc.	10/16/2020	(1,203,499)
USD	1,359,811	EUR	1,189,383	State Street Bank Corp.	10/16/2020	(43,444)
USD	8,271,566	GBP	6,548,934	Goldman Sachs International	10/16/2020	(304,353)
USD	539	GBP	430	HSBC Bank	10/16/2020	(23)

						$(1,553,328)

12

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,863,828	September - 2020	$(70,234)

At July 31, 2020, the fund had cash collateral of $1,495,950 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $95,417,055)	$94,871,166
Investments in affiliated issuers, at value (identified cost, $213,134,742)	200,684,390
Cash	250,429
Deposits with brokers for
Futures contracts	75,950
Restricted cash for
Forward foreign currency exchange contracts	1,420,000
Receivables for
Forward foreign currency exchange contracts	84,489
Investments sold	227,081
Fund shares sold	105,239
Interest and dividends	1,171,379
Receivable from investment adviser	20,152
Other assets	66,216
Total assets	$298,976,491

Liabilities
Payables for
Distributions	$168,696
Forward foreign currency exchange contracts	1,553,328
Fund shares reacquired	389,538
Net daily variation margin on open futures contracts	3,054
Payable to affiliates
Administrative services fee	276
Shareholder servicing costs	122,515
Distribution and service fees	3,549
Accrued expenses and other liabilities	70,480
Total liabilities	$2,311,436
Net assets	$296,665,055

Net assets consist of
Paid-in capital	$348,076,808
Total distributable earnings (loss)	(51,411,753)
Net assets	$296,665,055
Shares of beneficial interest outstanding	48,865,473

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$178,321,357	29,373,055	$6.07
Class B	3,882,134	638,170	6.08
Class C	15,824,061	2,608,843	6.07
Class I	68,402,758	11,266,397	6.07
Class R1	65,448	10,780	6.07
Class R2	575,220	94,608	6.08
Class R3	2,267,641	371,529	6.10
Class R4	6,532,594	1,071,011	6.10
Class R6	20,793,842	3,431,080	6.06

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.34 [100 / 95.75 x $6.07]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$5,407,729
Interest	2,539,410
Dividends	68,535
Other	4,786
Foreign taxes withheld	(608)
Total investment income	$8,019,852
Expenses
Management fee	$935,615
Distribution and service fees	342,811
Shareholder servicing costs	197,066
Administrative services fee	24,992
Independent Trustees’ compensation	4,202
Custodian fee	17,414
Shareholder communications	19,660
Audit and tax fees	43,418
Legal fees	1,368
Miscellaneous	84,219
Total expenses	$1,670,765
Fees paid indirectly	(1,348)
Reduction of expenses by investment adviser and distributor	(189,864)
Net expenses	$1,479,553
Net investment income (loss)	$6,540,299

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,431,012)
Affiliated issuers	2,685,727
Futures contracts	(454,714)
Forward foreign currency exchange contracts	411,189
Foreign currency	(17,994)
Net realized gain (loss)	$(5,806,804)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $42,457 decrease in deferred country tax)	$(2,307,719)
Affiliated issuers	(3,073,243)
Futures contracts	21,988
Forward foreign currency exchange contracts	(1,528,782)
Translation of assets and liabilities in foreign currencies	16,706
Net unrealized gain (loss)	$(6,871,050)
Net realized and unrealized gain (loss)	$(12,677,854)
Change in net assets from operations	$(6,137,555)

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/20 (unaudited)	Year ended 1/31/20

From operations
Net investment income (loss)	$6,540,299	$14,668,234
Net realized gain (loss)	(5,806,804)	(5,420,631)
Net unrealized gain (loss)	(6,871,050)	20,713,667
Change in net assets from operations	$(6,137,555)	$29,961,270
Total distributions to shareholders	$(6,627,493)	$(15,003,294)
Change in net assets from fund share transactions	$(17,330,828)	$(17,226,298)
Total change in net assets	$(30,095,876)	$(2,268,322)

Net assets
At beginning of period	326,760,931	329,029,253
At end of period	$296,665,055	$326,760,931

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/20		Year ended
Class A			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.28		$6.00	$6.25	$6.17	$5.62	$6.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.28	$0.29	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.21)		0.28	(0.25)	0.08	0.57	(0.66)
Total from investment operations	$(0.08)		$0.56	$0.03	$0.37	$0.89	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.28)	$(0.24)	$(0.34)	$(0.37)
From tax return of capital	—		—	—	(0.05)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.28)	$(0.28)	$(0.29)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$6.07		$6.28	$6.00	$6.25	$6.17	$5.62
Total return (%) (r)(s)(t)(x)	(1.11	)(n)	9.59	0.50	6.12	16.19	(5.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.15	1.14	1.16	1.16	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.53	(a)	4.50	4.70	4.67	5.37	5.38
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$178,321		$203,428	$191,590	$204,150	$235,889	$226,692

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class B			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.29		$6.01	$6.26	$6.18	$5.63	$6.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.24	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.21)		0.29	(0.26)	0.08	0.57	(0.67)
Total from investment operations	$(0.10)		$0.52	$(0.02)	$0.33	$0.85	$(0.38)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.23)	$(0.21)	$(0.30)	$(0.32)
From tax return of capital	—		—	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.23)	$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.08		$6.29	$6.01	$6.26	$6.18	$5.63
Total return (%) (r)(s)(t)(x)	(1.48	)(n)	8.77	(0.25)	5.33	15.32	(6.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93	(a)	1.90	1.90	1.91	1.91	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.79	(a)	3.78	3.94	3.92	4.62	4.62
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$3,882		$5,741	$7,941	$12,262	$14,772	$16,518

	Six months ended 7/31/20		Year ended
Class C			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.28		$5.99	$6.24	$6.16	$5.61	$6.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.24	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.21)		0.30	(0.26)	0.07	0.57	(0.68)
Total from investment operations	$(0.10)		$0.53	$(0.02)	$0.32	$0.85	$(0.39)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.23)	$(0.20)	$(0.30)	$(0.32)
From tax return of capital	—		—	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.23)	$(0.24)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.07		$6.28	$5.99	$6.24	$6.16	$5.61
Total return (%) (r)(s)(t)(x)	(1.49	)(n)	8.96	(0.26)	5.33	15.35	(6.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93	(a)	1.90	1.90	1.91	1.91	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.79	(a)	3.79	3.93	3.92	4.63	4.64
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$15,824		$21,084	$29,122	$57,556	$65,782	$65,213

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class I			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.28		$6.00	$6.25	$6.17	$5.62	$6.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.30	$0.31	$0.33	$0.35
Net realized and unrealized gain (loss)	(0.21)		0.29	(0.26)	0.08	0.58	(0.67)
Total from investment operations	$(0.07)		$0.58	$0.04	$0.39	$0.91	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.29)	$(0.26)	$(0.36)	$(0.39)
From tax return of capital	—		—	—	(0.05)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.29)	$(0.31)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$6.07		$6.28	$6.00	$6.25	$6.17	$5.62
Total return (%) (r)(s)(t)(x)	(0.99	)(n)	9.86	0.75	6.38	16.47	(5.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	(a)	0.90	0.89	0.91	0.91	0.88
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.75	(a)	4.75	4.93	4.91	5.59	5.61
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$68,403		$65,250	$63,671	$88,762	$92,227	$84,620

	Six months ended 7/31/20		Year ended
Class R1			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.28		$6.00	$6.26	$6.18	$5.63	$6.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.24	$0.25	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.21)		0.29	(0.27)	0.08	0.57	(0.67)
Total from investment operations	$(0.10)		$0.52	$(0.03)	$0.33	$0.85	$(0.38)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.23)	$(0.21)	$(0.30)	$(0.32)
From tax return of capital	—		—	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.23)	$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.07		$6.28	$6.00	$6.26	$6.18	$5.63
Total return (%) (r)(s)(t)(x)	(1.49	)(n)	8.78	(0.42)	5.33	15.32	(6.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93	(a)	1.90	1.90	1.90	1.91	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.77	(a)	3.75	3.95	3.94	4.62	4.65
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$65		$67	$61	$62	$103	$163

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class R2			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.29		$6.01	$6.26	$6.18	$5.63	$6.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.27	$0.27	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.20)		0.29	(0.26)	0.09	0.57	(0.67)
Total from investment operations	$(0.08)		$0.55	$0.01	$0.36	$0.88	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.26)	$(0.24)	$(0.33)	$(0.35)
From tax return of capital	—		—	—	(0.04)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.27)	$(0.26)	$(0.28)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$6.08		$6.29	$6.01	$6.26	$6.18	$5.63
Total return (%) (r)(s)(t)(x)	(1.23	)(n)	9.31	0.25	5.85	15.88	(5.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42	(a)	1.40	1.39	1.41	1.41	1.38
Expenses after expense reductions (f)(h)	1.30	(a)	1.30	1.29	1.29	1.30	1.30
Net investment income (loss)	4.18	(a)	4.26	4.46	4.38	5.10	5.16
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$575		$308	$297	$291	$211	$175

	Six months ended 7/31/20		Year ended
Class R3			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.32		$6.00	$6.25	$6.17	$5.62	$6.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.29	$0.28	$0.29	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.22)		0.32	(0.25)	0.08	0.57	(0.66)
Total from investment operations	$(0.09)		$0.61	$0.03	$0.37	$0.89	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.28)	$(0.24)	$(0.34)	$(0.37)
From tax return of capital	—		—	—	(0.05)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.28)	$(0.29)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$6.10		$6.32	$6.00	$6.25	$6.17	$5.62
Total return (%) (r)(s)(t)(x)	(1.25	)(n)	10.28	0.50	6.12	16.19	(5.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.15	1.14	1.16	1.16	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.53	(a)	4.62	4.70	4.64	5.35	5.39
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$2,268		$2,347	$10,444	$10,392	$9,012	$7,153

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class R4			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.31		$6.03	$6.28	$6.20	$5.65	$6.36

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	$0.30	$0.31	$0.34	$0.35
Net realized and unrealized gain (loss)	(0.21)		0.28	(0.26)	0.08	0.57	(0.67)
Total from investment operations	$(0.07)		$0.58	$0.04	$0.39	$0.91	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.29)	$(0.26)	$(0.36)	$(0.39)
From tax return of capital	—		—	—	(0.05)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.29)	$(0.31)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$6.10		$6.31	$6.03	$6.28	$6.20	$5.65
Total return (%) (r)(s)(t)(x)	(0.97	)(n)	9.83	0.77	6.38	16.42	(5.39)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	(a)	0.90	0.89	0.91	0.90	0.87
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.78	(a)	4.76	4.94	4.89	5.58	5.58
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$6,533		$6,689	$6,885	$7,381	$6,996	$6,495

	Six months ended 7/31/20		Year ended
Class R6			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$6.27		$5.99	$6.24	$6.16	$5.61	$6.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	$0.30	$0.31	$0.34	$0.34
Net realized and unrealized gain (loss)	(0.21)		0.29	(0.25)	0.08	0.57	(0.66)
Total from investment operations	$(0.07)		$0.59	$0.05	$0.39	$0.91	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.30)	$(0.26)	$(0.36)	$(0.39)
From tax return of capital	—		—	—	(0.05)	—	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.30)	$(0.31)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$6.06		$6.27	$5.99	$6.24	$6.16	$5.61
Total return (%) (r)(s)(t)(x)	(0.94	)(n)	9.98	0.85	6.49	16.61	(5.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.80	0.79	0.81	0.81	0.76
Expenses after expense reductions (f)(h)	0.69	(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	4.89	(a)	4.84	5.04	4.90	5.72	5.64
Portfolio turnover	12	(n)	26	13	26	16	16
Net assets at end of period (000 omitted)	$20,794		$21,846	$19,019	$16,943	$4,336	$3,829

See Notes to Financial Statements

22

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2020, 65.9% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2020 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with

24

Notes to Financial Statements (unaudited) – continued

respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

25

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

26

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$477,075	$—	$477,075
Canada	55,655	—	—	55,655
Non-U.S. Sovereign Debt	—	8,404,503	—	8,404,503
U.S. Corporate Bonds	—	8,096,069	—	8,096,069
Asset-Backed Securities (including CDOs)	—	899,694	—	899,694
Foreign Bonds	—	76,938,170	—	76,938,170
Mutual Funds	200,684,390	—	—	200,684,390
Total	$200,740,045	$94,815,511	$—	$295,555,556

Other Financial Instruments
Futures Contracts – Liabilities	$(70,234)	$—	$—	$(70,234)
Forward Foreign Currency Exchange Contracts – Assets	—	84,489	—	84,489
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,553,328)	—	(1,553,328)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty,

27

Notes to Financial Statements (unaudited) – continued

or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(70,234)
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	84,489	(1,553,328)
Total		$84,489	$(1,623,562)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(454,714)	$—
Foreign Exchange	—	411,189
Total	$(454,714)	$411,189

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$21,988	$—
Foreign Exchange	—	(1,528,782)
Total	$21,988	$(1,528,782)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the

28

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

29

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest

30

Notes to Financial Statements (unaudited) – continued

payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

31

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/20
Ordinary income (including any short-term capital gains)	$15,003,294

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/20

Cost of investments	$312,424,146
Gross appreciation	252,669

Gross depreciation	(17,121,259)
Net unrealized appreciation (depreciation)	$(16,868,590)

As of 1/31/20

Undistributed ordinary income	4,514,547
Capital loss carryforwards	(29,590,654)
Other temporary differences	(1,267,593)
Net unrealized appreciation (depreciation)	(12,303,005)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,091,703)
Long-Term	(28,498,951)
Total	$(29,590,654)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

32

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 7/31/20	Year ended 1/31/20
Class A	$4,112,427	$9,116,551
Class B	89,776	265,053
Class C	349,679	997,527
Class I	1,372,057	3,129,243
Class R1	1,194	2,536
Class R2	7,356	13,158
Class R3	49,784	131,520
Class R4	149,548	328,974
Class R6	495,672	1,018,732
Total	$6,627,493	$15,003,294

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2020, this management fee reduction amounted to $15,765, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2022. For the six months ended July 31, 2020, this reduction amounted to $171,278, which is included in the reduction of total expenses in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,148 for the six months ended July 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$224,204
Class B	0.75%	0.25%	1.00%	1.00%	23,429
Class C	0.75%	0.25%	1.00%	1.00%	91,298
Class R1	0.75%	0.25%	1.00%	1.00%	312
Class R2	0.25%	0.25%	0.50%	0.50%	854
Class R3	—	0.25%	0.25%	0.25%	2,714
Total Distribution and Service Fees					$342,811

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2020, this rebate amounted to $2,775, $8, and $38 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2020, were as follows:

Amount
Class A	$805
Class B	2,121
Class C	187

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

34

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2020, the fee was $32,743, which equated to 0.0228% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $164,323.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.

At July 31, 2020, MFS held approximately 94% of the outstanding shares of Class R1.

(4) Portfolio Securities

For the six months ended July 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $34,635,722 and $56,125,731, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,747,465	$16,007,042	8,393,780	$51,942,238
Class B	23,200	133,342	22,725	139,680
Class C	106,781	636,731	322,825	2,000,370
Class I	4,607,691	26,951,094	3,668,163	22,658,275
Class R1	444	2,606	4,416	27,416
Class R2	44,556	261,211	2,482	15,340
Class R3	31,113	181,179	317,760	1,957,629
Class R4	118,116	660,299	377,298	2,325,401
Class R6	397,372	2,316,883	864,530	5,325,176
	8,076,738	$47,150,387	13,973,979	$86,391,525

Shares issued to shareholders in reinvestment of distributions
Class A	551,612	$3,220,090	1,190,016	$7,356,400
Class B	15,152	88,561	41,536	257,030
Class C	54,461	317,537	146,693	905,128
Class I	233,216	1,363,381	504,463	3,120,032
Class R1	204	1,192	409	2,533
Class R2	1,252	7,356	2,042	12,659
Class R3	8,481	49,784	20,653	127,569
Class R4	25,499	149,540	52,966	328,974
Class R6	68,851	401,342	136,095	840,241
	958,728	$5,598,783	2,094,873	$12,950,566

Shares reacquired
Class A	(6,309,509)	$(36,583,583)	(9,132,982)	$(56,502,224)
Class B	(312,355)	(1,811,346)	(473,219)	(2,923,994)
Class C	(911,885)	(5,388,041)	(1,968,045)	(12,161,543)
Class I	(3,959,262)	(22,304,048)	(4,396,801)	(27,131,944)
Class R1	(571)	(3,420)	(4,348)	(26,998)
Class R2	(121)	(723)	(4,990)	(31,017)
Class R3	(39,761)	(224,534)	(1,707,510)	(10,359,558)
Class R4	(132,488)	(781,271)	(512,518)	(3,162,078)
Class R6	(518,443)	(2,983,032)	(692,284)	(4,269,033)
	(12,184,395)	$(70,079,998)	(18,892,697)	$(116,568,389)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Net change
Class A	(3,010,432)	$(17,356,451)	450,814	$2,796,414
Class B	(274,003)	(1,589,443)	(408,958)	(2,527,284)
Class C	(750,643)	(4,433,773)	(1,498,527)	(9,256,045)
Class I	881,645	6,010,427	(224,175)	(1,353,637)
Class R1	77	378	477	2,951
Class R2	45,687	267,844	(466)	(3,018)
Class R3	(167)	6,429	(1,369,097)	(8,274,360)
Class R4	11,127	28,568	(82,254)	(507,703)
Class R6	(52,220)	(264,807)	308,341	1,896,384
	(3,148,929)	$(17,330,828)	(2,823,845)	$(17,226,298)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2020, the fund’s commitment fee and interest expense were $755 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

37

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$203,916,338	$14,185,519	$22,070,369	$2,684,856	$(3,072,508)	$195,643,836
MFS Institutional Money Market Portfolio	8,800,557	36,989,415	40,749,554	871	(735)	5,040,554
	$212,716,895	$51,174,934	$62,819,923	$2,685,727	$(3,073,243)	$200,684,390

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio					$5,385,138	$—
MFS Institutional Money Market Portfolio					22,591	—
					$5,407,729	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Global High Yield Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the

39

Board Review of Investment Advisory Agreement – continued

Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an

40

Board Review of Investment Advisory Agreement – continued

expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

41

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

42

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Appendix A

Semiannual Report

July 31, 2020

MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains, including over whether there will be a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the

United States some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

September 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.6%
Medical & Health Technology & Services	7.4%
Building	5.5%
Wireless Communications	4.9%
Conglomerates	4.8%

Composition including fixed income credit quality (a)(i)
BBB	0.9%
BB	48.9%
B	32.5%
CCC	13.4%
C	0.1%
D (o)	0.0%
Not Rated	0.2%
Non-Fixed Income	2.5%
Cash & Cash Equivalents	1.5%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	3.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not hold all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of July 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2020 through July 31, 2020

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 through July 31, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/20	Ending Account Value 7/31/20	Expenses Paid During Period (p) 2/01/20-7/31/20
Actual	0.02%	$1,000.00	$1,002.80	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 93.7%
Aerospace - 2.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$6,365,000	$5,139,738
Bombardier, Inc., 7.875%, 4/15/2027 (n)	3,710,000	2,949,450
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	3,750,000	3,010,500
Moog, Inc., 4.25%, 12/15/2027 (n)	6,100,000	6,235,969
TransDigm, Inc., 6.5%, 7/15/2024	2,085,000	2,090,213
TransDigm, Inc., 6.25%, 3/15/2026 (n)	4,772,000	5,034,460
TransDigm, Inc., 6.375%, 6/15/2026	2,940,000	2,882,258
TransDigm, Inc., 5.5%, 11/15/2027	6,065,000	5,753,865

		$33,096,453
Automotive - 2.6%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$3,625,000	$3,384,844
Adient U.S. LLC, 7%, 5/15/2026 (n)	300,000	321,750
Allison Transmission, Inc., 5%, 10/01/2024 (n)	8,679,000	8,846,071
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	1,580,000	1,745,536
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	1,185,000	1,194,338
Dana, Inc., 5.5%, 12/15/2024	450,000	460,125
Dana, Inc., 5.375%, 11/15/2027	2,501,000	2,636,054
Dana, Inc., 5.625%, 6/15/2028	916,000	961,800
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	4,645,000	4,952,731
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,930,000	3,949,650
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	4,490,000	4,718,990

		$33,171,889
Broadcasting - 2.9%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$2,045,000	$2,152,363
iHeartCommunications, Inc., 8.375%, 5/01/2027	3,050,000	3,045,212
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	695,000	701,950
Netflix, Inc., 5.875%, 2/15/2025	6,445,000	7,411,750
Netflix, Inc., 3.625%, 6/15/2025 (n)	2,685,000	2,846,100
Netflix, Inc., 5.875%, 11/15/2028	3,180,000	3,927,300
Netflix, Inc., 5.375%, 11/15/2029 (n)	1,045,000	1,265,756
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	5,305,000	5,677,941
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	1,540,000	1,578,500
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	7,919,000	8,473,330

		$37,080,202
Brokerage & Asset Managers - 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$7,570,000	$7,797,100

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 5.5%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$5,125,000	$5,419,687
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	5,035,000	5,236,400
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	6,040,000	5,912,375
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	1,620,000	1,636,200
Core & Main LP, 6.125%, 8/15/2025 (n)	4,410,000	4,542,653
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	3,005,000	3,098,906
HD Supply, Inc., 5.375%, 10/15/2026 (n)	5,315,000	5,569,801
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	2,790,000	2,866,725
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,915,000	3,104,475
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,174,000	4,299,220
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,113,000	2,213,368
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,430,000	3,650,343
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	3,478,000	3,269,320
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	2,535,000	2,636,400
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,175,000	5,389,556
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,363,000	3,632,040
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,690,000	4,692,814
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	1,762,000	1,828,075

		$68,998,358
Business Services - 2.2%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$4,365,000	$4,474,125
CDK Global, Inc., 4.875%, 6/01/2027	5,380,000	5,749,821
CDK Global, Inc., 5.25%, 5/15/2029 (n)	1,415,000	1,549,496
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	3,025,000	3,142,219
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	1,796,000	1,883,555
MSCI, Inc., 4.75%, 8/01/2026 (n)	4,660,000	4,893,000
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	1,515,000	1,568,025
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,160,000	1,280,350
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,340,000	3,698,348

		$28,238,939
Cable TV - 8.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$4,770,000	$5,128,942
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	11,100,000	11,627,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	8,935,000	9,448,762
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	9,155,000	9,744,353

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	$4,720,000	$4,950,100
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	13,860,000	14,864,850
DISH DBS Corp., 5.875%, 11/15/2024	3,495,000	3,644,237
DISH DBS Corp., 7.75%, 7/01/2026	3,640,000	4,104,464
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,690,000	1,684,613
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	1,635,000	1,087,275
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,980,000	3,219,890
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	7,825,000	8,239,725
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	3,565,000	3,970,519
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	6,200,000	6,510,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	3,860,000	3,967,308
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,260,000	1,367,100
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,480,000	8,967,600
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,570,000	4,868,421

		$107,395,409
Chemicals - 1.6%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$5,515,000	$5,652,875
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	789,000	826,478
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,928,000	3,721,780
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	2,285,000	2,359,262
SPCM S.A., 4.875%, 9/15/2025 (n)	4,640,000	4,773,493
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	2,405,000	2,561,325

		$19,895,213
Computer Software - 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$4,930,000	$5,102,550
PTC, Inc., 3.625%, 2/15/2025 (n)	3,560,000	3,690,901
PTC, Inc., 4%, 2/15/2028 (n)	1,390,000	1,459,987
VeriSign, Inc., 5.25%, 4/01/2025	2,065,000	2,354,100
VeriSign, Inc., 4.75%, 7/15/2027	2,635,000	2,861,030

		$15,468,568
Computer Software - Systems - 1.8%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$1,200,000	$1,243,860
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	6,716,000	7,555,500
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,521,000	2,636,966
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,100,000	3,142,625
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	3,095,000	3,036,969
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,590,000	4,928,512

		$22,544,432

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 4.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$5,335,000	$5,628,425
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	6,770,000	7,074,650
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,363,000	1,417,520
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	4,140,000	4,471,200
EnerSys, 5%, 4/30/2023 (n)	5,230,000	5,356,827
EnerSys, 4.375%, 12/15/2027 (n)	1,740,000	1,757,922
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,320,000	4,525,200
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,205,000	2,116,800
Griffon Corp., 5.75%, 3/01/2028	2,285,000	2,387,825
Griffon Corp., 5.75%, 3/01/2028 (n)	1,227,000	1,282,215
MTS Systems Corp., 5.75%, 8/15/2027 (n)	3,950,000	3,845,127
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,150,000	4,440,500
TriMas Corp., 4.875%, 10/15/2025 (n)	10,080,000	10,309,925
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	1,499,000	1,644,988
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	1,499,000	1,637,658

		$57,896,782
Construction - 1.5%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,510,000	$1,566,625
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	3,270,000	3,319,050
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,845,000	4,033,982
Taylor Morrison Communities, Inc. , 5.875%, 6/15/2027 (n)	605,000	668,525
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,665,000	2,931,500
Toll Brothers Finance Corp., 4.35%, 2/15/2028	5,510,000	5,964,575

		$18,484,257
Consumer Products - 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$2,442,000	$2,612,940
Coty, Inc., 6.5%, 4/15/2026 (n)	3,740,000	2,917,686
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	4,490,000	4,781,850
Mattel, Inc., 6.75%, 12/31/2025 (n)	3,815,000	4,086,132
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,635,000	1,774,286
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	1,720,000	1,804,779

		$17,977,673
Consumer Services - 2.2%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,215,000	$1,300,050
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	3,120,000	3,467,942
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	3,500,000	3,775,625
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,230,000	1,263,727
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,987,000	2,165,830
Match Group, Inc., 5%, 12/15/2027 (n)	3,370,000	3,538,500
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,760,000	3,970,410
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,010,000	4,100,225

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	$3,560,000	$3,666,800

		$27,249,109
Containers - 3.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)	$3,580,000	$3,660,550
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,900,000	5,129,173
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	2,720,000	2,873,000
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	1,915,000	2,049,050
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	3,031,453
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	6,440,000	6,828,847
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,455,000	3,605,223
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,330,000	2,364,950
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	975,000	1,010,773
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	1,515,000	1,636,200
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	1,200,000	1,223,496
Reynolds Group, 5.125%, 7/15/2023 (n)	3,080,000	3,127,124
Reynolds Group, 7%, 7/15/2024 (n)	1,130,000	1,151,188
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,340,000	5,433,450
Silgan Holdings, Inc., 4.125%, 2/01/2028	1,364,000	1,398,100
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,465,000	3,794,175

		$48,316,752
Electrical Equipment - 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$2,585,000	$2,641,095
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,030,000	3,892,335

		$6,533,430
Electronics - 1.6%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$1,511,000	$1,598,336
Entegris, Inc., 4.625%, 2/10/2026 (n)	5,350,000	5,559,292
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,560,000	1,643,397
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,780,000	3,030,200
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,690,000	7,225,200
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,275,000	1,362,580

		$20,419,005
Energy - Independent - 1.6%
Apache Corp., 4.375%, 10/15/2028	$4,825,000	$4,818,969
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	3,955,000	3,875,900
Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,205,000	2,249,100

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Laredo Petroleum, Inc., 10.125%, 1/15/2028	$580,000	$411,800
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,890,000	2,785,237
Matador Resources Co., 5.875%, 9/15/2026	1,400,000	1,064,000
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,245,000	2,351,637
PDC Energy, Inc., 5.75%, 5/15/2026	580,000	581,282
Southwestern Energy Co., 6.45%, 1/23/2025	1,317,400	1,216,830
Southwestern Energy Co., 7.5%, 4/01/2026	698,900	655,743

		$20,010,498
Entertainment - 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$1,205,000	$1,162,825
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	5,875,000	5,582,425
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,460,000	963,600
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	1,802,000	1,779,475
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	1,205,000	1,270,203
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	4,080,000	3,874,776
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	2,225,000	2,388,115

		$17,021,419
Financial Institutions - 3.2%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,420,000	$1,784,750
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	2,565,000	2,440,321
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,474,000	2,251,594
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	4,030,000	4,102,540
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	8,543,000	5,318,017
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	3,760,000	3,909,610
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,165,000	2,208,300
Navient Corp., 5.5%, 1/25/2023	2,390,000	2,449,750
Navient Corp., 5%, 3/15/2027	2,280,000	2,183,100
OneMain Financial Corp., 6.875%, 3/15/2025	3,480,000	3,888,900
OneMain Financial Corp., 7.125%, 3/15/2026	1,610,000	1,887,451
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,070,000	4,816,947
Springleaf Finance Corp., 8.875%, 6/01/2025	1,713,000	1,931,408
Springleaf Finance Corp., 5.375%, 11/15/2029	965,000	1,018,172

		$40,190,860
Food & Beverages - 3.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,805,000	$1,904,275
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	3,980,000	4,134,225
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	8,245,000	9,213,787
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	729,000	742,669

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	$1,390,000	$1,532,475
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,325,000	6,625,437
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	587,000	659,641
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,045,000	3,143,963
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	3,040,000	3,214,800
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	3,055,000	3,338,504
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,670,000	1,666,877
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	1,475,000	1,581,938

		$37,758,591
Gaming & Lodging - 4.3%
Boyd Gaming Corp., 4.75%, 12/01/2027 (n)	$1,800,000	$1,730,250
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	3,000,000	2,704,860
CCM Merger, Inc., 6%, 3/15/2022 (n)	3,855,000	3,777,900
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	1,521,000	1,581,840
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	3,171,000	3,230,456
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,385,000	4,538,475
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,580,000	4,654,425
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,550,000	3,731,902
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	449,238
MGM Resorts International, 6.75%, 5/01/2025	1,805,000	1,877,200
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,435,000	1,437,282
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,135,000	1,044,200
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	4,095,000	4,217,850
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	3,615,000	3,642,112
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	5,960,000	6,079,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,515,000	3,304,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	3,640,000	3,241,602
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,105,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,660,000	1,589,450

		$54,937,592
Insurance - Health - 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,155,000	$4,443,399
Centene Corp., 4.25%, 12/15/2027	2,275,000	2,417,187

		$6,860,586
Insurance - Property & Casualty - 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$2,100,000	$2,121,231
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	2,700,000	2,868,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	$1,395,000	$1,536,244
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,200,000	1,218,000
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	745,000	785,975
Hub International Ltd., 7%, 5/01/2026 (n)	5,500,000	5,846,500

		$14,376,700
Machinery & Tools - 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$3,019,000	$3,173,724

Major Banks - 1.0%
Barclays PLC, 7.875%, 12/29/2049	$3,900,000	$3,999,216
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,070,000	4,329,463
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	3,915,000	4,208,656

		$12,537,335
Medical & Health Technology & Services - 7.2%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$4,530,000	$4,785,945
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,235,000	2,380,275
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	1,210,000	1,237,225
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	5,750,000	5,809,225
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	467,325
DaVita, Inc., 5%, 5/01/2025	4,655,000	4,783,012
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,420,000	2,577,300
Encompass Health Corp., 5.75%, 9/15/2025	2,830,000	2,928,937
HCA, Inc., 5.375%, 2/01/2025	9,585,000	10,807,087
HCA, Inc., 5.875%, 2/15/2026	6,860,000	8,028,258
HCA, Inc., 5.625%, 9/01/2028	740,000	882,450
HCA, Inc., 3.5%, 9/01/2030	4,030,000	4,235,587
HealthSouth Corp., 5.125%, 3/15/2023	2,925,000	2,940,239
HealthSouth Corp., 5.75%, 11/01/2024	637,000	643,370
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	2,350,000	2,167,875
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,247,228
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,300,000	9,924,844
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,105,000	1,129,211
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	3,460,000	3,550,825
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	2,150,000	2,155,375
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	5,295,000	5,878,509
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	394,400
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	4,305,000	4,502,858
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	2,930,000	3,109,463
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,360,000	2,395,400

		$90,962,223

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,810,000	$5,066,517
Hologic, Inc., 4.375%, 10/15/2025 (n)	1,365,000	1,399,125
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,753,500
Teleflex, Inc., 4.625%, 11/15/2027	6,095,000	6,590,341

		$14,809,483
Metals & Mining - 4.2%
Arconic Corp., 6%, 5/15/2025 (n)	$1,955,000	$2,107,725
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	2,945,000	3,056,527
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	2,745,000	2,758,725
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	2,690,000	2,313,400
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	3,120,000	3,385,200
Constellium N.V., 5.875%, 2/15/2026 (n)	1,030,000	1,060,900
Constellium SE, 5.625%, 6/15/2028 (n)	1,636,000	1,716,164
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,000,000	1,004,450
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,047,822
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	2,875,000	3,227,187
Freeport-McMoRan, Inc., 5%, 9/01/2027	4,530,000	4,823,499
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,415,000	2,560,625
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,565,000	2,802,262
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,295,000	3,348,544
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,225,000	7,192,487
Novelis Corp., 5.875%, 9/30/2026 (n)	5,740,000	6,124,063
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	597,000	218,980
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	1,600,000	1,472,000
TMS International Corp., 7.25%, 8/15/2025 (n)	3,230,000	2,680,900

		$52,901,460
Midstream - 3.4%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$9,945,000	$10,193,625
Cheniere Energy Partners LP, 4.5%, 10/01/2029	1,529,000	1,617,376
DCP Midstream Operating LP, 5.125%, 5/15/2029	1,760,000	1,771,651
EnLink Midstream Partners LP, 4.85%, 7/15/2026	695,000	538,722
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	971,565
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	889,000	980,211
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,930,000	6,148,224
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	646,625
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	3,612,200	3,386,437

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$4,680,000	$4,711,356
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	4,840,000	5,000,543
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,630,000	1,838,836
Western Midstream Operating LP, 5.05%, 2/01/2030	4,990,000	5,053,024

		$42,858,195
Municipals - 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,120,000	$1,148,000

Network & Telecom - 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$1,995,000	$2,130,261
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	1,915,000	1,977,237

		$4,107,498
Oil Services - 0.2%
ChampionX Corp., 6.375%, 5/01/2026	$2,375,000	$2,226,563
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	2,520,000	274,453
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,630,000	652,000

		$3,153,016
Oils - 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$6,535,000	$6,928,407
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	3,075,000	2,782,875
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	1,960,000	1,571,332

		$11,282,614
Personal Computers & Peripherals - 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)	$1,205,000	$1,244,163

Pharmaceuticals - 1.4%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$855,000	$855,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	11,610,000	11,987,325
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,115,000	1,120,553
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	902,000	960,359
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	2,115,000	2,249,578

		$17,172,815

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024	$3,010,000	$3,086,635
GFL Environmental, Inc., 7%, 6/01/2026 (n)	2,039,000	2,161,340
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	1,134,000	1,270,420

		$6,518,395
Printing & Publishing - 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$4,665,000	$4,725,645
Meredith Corp., 6.875%, 2/01/2026	3,235,000	2,810,244

		$7,535,889
Railroad & Shipping - 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,062,000	$3,268,685

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,905,000	$3,050,250
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	3,545,000	3,802,012

		$6,852,262
Real Estate - Other - 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$3,134,000	$2,923,395

Restaurants - 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$4,375,000	$3,029,687
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,080,000	2,183,376

		$5,213,063
Retailers - 0.9%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$3,865,000	$3,751,755
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	1,400,000	1,462,720
L Brands, Inc., 9.375%, 7/01/2025 (n)	499,000	556,385
L Brands, Inc., 5.25%, 2/01/2028	4,850,000	4,504,486
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,380,000	1,416,225

		$11,691,571
Specialty Chemicals - 0.7%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,914,000	$3,001,420
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	4,966,000	5,214,300

		$8,215,720
Specialty Stores - 0.7%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,850,000	$2,921,250
Penske Automotive Group Co., 5.5%, 5/15/2026	2,555,000	2,669,975

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - continued
PetSmart, Inc., 7.125%, 3/15/2023 (n)	$2,230,000	$2,252,300
PetSmart, Inc., 8.875%, 6/01/2025 (n)	835,000	864,225

		$8,707,750
Supermarkets - 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$1,137,000	$1,183,162
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,710,000	3,839,850
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	4,850,000	5,128,875
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	165,000	180,675

		$10,332,562
Telecommunications - Wireless - 4.8%
Altice France S.A., 7.375%, 5/01/2026 (n)	$6,515,000	$6,949,225
Altice France S.A., 8.125%, 2/01/2027 (n)	3,850,000	4,297,755
Altice France S.A., 5.5%, 1/15/2028 (n)	930,000	977,663
Altice France S.A., 6%, 2/15/2028 (n)	2,185,000	2,182,356
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,825,000	1,836,406
SBA Communications Corp., 4.875%, 9/01/2024	7,590,000	7,798,725
SBA Communications Corp., 3.875%, 2/15/2027 (n)	3,143,000	3,253,005
Sprint Capital Corp., 6.875%, 11/15/2028	7,140,000	9,258,438
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,761,490
Sprint Corp., 7.625%, 3/01/2026	9,360,000	11,699,813
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,835,000	5,096,815
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,960,000	5,412,600

		$60,524,291
Tobacco - 0.2%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$905,000	$899,344
Vector Group Ltd., 10.5%, 11/01/2026 (n)	1,785,000	1,827,393

		$2,726,737
Utilities - Electric Power - 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$9,400,000	$10,034,500
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,699,313
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	5,060,000	5,388,900
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,995,000	2,169,563
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,107,000	4,373,955
PG&E Corp., 5%, 7/01/2028	3,830,000	3,940,878
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,265,000	1,277,650
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	4,975,000	5,484,937

		$34,369,696
Total Bonds (Identified Cost, $1,136,452,779)		$1,185,950,359

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 2.5%
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$486,887

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	3,300	$1,747,020

Special Products & Services - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF	343,000	$29,288,770
Total Common Stocks (Identified Cost, $29,199,507)		$31,522,677

Floating Rate Loans (r) - 0.9%
Broadcasting - 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 2.921%, 9/18/2026	$760,815	$739,417
WMG Acquisition Corp., Term Loan F, 2.286%, 11/01/2023	1,454,000	1,424,193

		$2,163,610
Cable TV - 0.1%
CSC Holdings LLC, Term Loan B5, 2.674%, 4/15/2027	$788,040	$762,429

Chemicals - 0.1%
Axalta Coating Systems LLC, Term Loan B3, 2.057%, 6/01/2024	$655,489	$637,667
Element Solutions, Inc., Term Loan B1, 2.161%, 1/31/2026	786,060	763,133

		$1,400,800
Computer Software - Systems - 0.2%
Sabre GLBL, Inc., Term Loan B, 2.161%, 2/22/2024	$1,571,908	$1,425,664
SS&C Technologies, Inc., Term Loan B5, 1.911%, 4/16/2025	785,945	761,712

		$2,187,376
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$1,560,009	$1,521,541

Food & Beverages - 0.0%
U.S. Foods Holding Corp., Term Loan B, 1.911%, 6/27/2023	$650,149	$614,797

Medical & Health Technology & Services - 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.911%, 8/12/2026	$786,070	$770,545
Jaguar Holding Co. I, Term Loan, 3.5%, 8/18/2022	785,796	782,064

		$1,552,609
Pharmaceuticals - 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.925%, 11/27/2025	$724,114	$708,365

17

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans - continued
Printing & Publishing - 0.1%
Nielsen Finance LLC (VNU, Inc.), Term Loan B4, 2.182%, 10/04/2023			$785,908	$762,821
Total Floating Rate Loans (Identified Cost, $12,067,499)				$11,674,348

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. -Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,021	$253
Appvion Holdings Corp. -Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,021	20
Total Warrants (Identified Cost, $0)				$273

Investment Companies (h) - 2.1%
Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.15% (v) (Identified Cost, $25,909,868)			25,909,093	$25,911,684

Other Assets, Less Liabilities - 0.8%				10,596,460
Net Assets - 100.0%				$1,265,655,801

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $25,911,684 and $1,229,147,657, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $847,251,165, representing 66.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

18

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,177,719,785)	$1,229,147,657
Investments in affiliated issuers, at value (identified cost, $25,909,868)	25,911,684
Cash	2,131,556
Receivables for
Investments sold	1,370,248
Interest	17,602,950
Other assets	1,080
Total assets	$1,276,165,175

Liabilities
Payables for
Distributions	$93
Investments purchased	8,355,184
Fund shares reacquired	2,103,596
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	16
Accrued expenses and other liabilities	50,389
Total liabilities	$10,509,374
Net assets	$1,265,655,801

Net assets consist of
Paid-in capital	$1,302,803,462
Total distributable earnings (loss)	(37,147,661)
Net assets	$1,265,655,801
Shares of beneficial interest outstanding	139,304,778
Net asset value per share (net assets of $1,265,655,801 / 139,304,778 shares of beneficial interest outstanding)	$9.09

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$29,617,031
Dividends	975,945
Other	127,449
Dividends from affiliated issuers	120,397
Total investment income	$30,840,822
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,701
Custodian fee	30,409
Shareholder communications	2,325
Audit and tax fees	22,011
Legal fees	3,565
Pricing service fees	5,773
Regulatory filing fees	4,873
Miscellaneous	12,111
Total expenses	$89,786
Fees paid indirectly	(848)
Net expenses	$88,938
Net investment income (loss)	$30,751,884

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(15,235,322)
Affiliated issuers	(5,608)
Futures contracts	(708,829)
Forward foreign currency exchange contracts	(12,910)
Net realized gain (loss)	$(15,962,669)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$27,442,508
Affiliated issuers	(735)
Futures contracts	212,189
Forward foreign currency exchange contracts	1,533
Net unrealized gain (loss)	$27,655,495
Net realized and unrealized gain (loss)	$11,692,826
Change in net assets from operations	$42,444,710

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/20 (unaudited)	Year ended 1/31/20

From operations
Net investment income (loss)	$30,751,884	$46,393,089
Net realized gain (loss)	(15,962,669)	(2,243,741)
Net unrealized gain (loss)	27,655,495	37,361,392
Change in net assets from operations	$42,444,710	$81,510,740
Total distributions to shareholders	$(31,524,049)	$(46,567,029)
Change in net assets from fund share transactions	$365,704,497	$65,649,954
Total change in net assets	$376,625,158	$100,593,665

Net assets
At beginning of period	889,030,643	788,436,978
At end of period	$1,265,655,801	$889,030,643

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/20		Year ended
			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$9.33		$8.94	$9.31	$9.28	$8.41	$9.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.51	$0.52	$0.53	$0.56	$0.57
Net realized and unrealized gain (loss)	(0.24	)(g)	0.39	(0.36)	0.05	0.90	(1.03)
Total from investment operations	$0.01		$0.90	$0.16	$0.58	$1.46	$(0.46)

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.51)	$(0.53)	$(0.55)	$(0.59)	$(0.59)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.25)		$(0.51)	$(0.53)	$(0.55)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$9.09		$9.33	$8.94	$9.31	$9.28	$8.41
Total return (%) (s)(x)	0.28	(n)	10.29	1.86	6.33	17.77	(5.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02	(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.68	(a)	5.51	5.77	5.63	6.28	6.19
Portfolio turnover	34	(n)	59	38	46	44	33
Net assets at end of period (000 omitted)	$1,265,656		$889,031	$788,437	$1,197,932	$1,421,797	$1,350,666

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

24

Notes to Financial Statements (unaudited) – continued

Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where

25

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,288,770	$273	$1,747,020	$31,036,063
Mexico	—	486,887	—	486,887
Municipal Bonds	—	1,148,000	—	1,148,000
U.S. Corporate Bonds	—	1,032,553,067	—	1,032,553,067
Foreign Bonds	—	152,249,292	—	152,249,292
Floating Rate Loans	—	11,674,348	—	11,674,348
Mutual Funds	25,911,684	—	—	25,911,684
Total	$55,200,454	$1,198,111,867	$1,747,020	$1,255,059,341

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/20	$1,747,020
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/20	$1,747,020

26

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2020 is $0. At July 31, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At July 31, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(708,829)	$—
Foreign Exchange	—	(12,910)
Total	$(708,829)	$(12,910)

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$212,189	$—
Foreign Exchange	—	1,533
Total	$212,189	$1,533

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency

28

Notes to Financial Statements (unaudited) – continued

exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund

29

Notes to Financial Statements (unaudited) – continued

to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal

30

Notes to Financial Statements (unaudited) – continued

and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/20
Ordinary income (including any short-term capital gains)	$46,567,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/20

Cost of investments	$1,204,398,317
Gross appreciation	64,737,932

Gross depreciation	(14,076,908)
Net unrealized appreciation (depreciation)	$50,661,024

As of 1/31/20

Undistributed ordinary income	3,611,148
Capital loss carryforwards	(69,832,667)
Other temporary differences	(3,992,453)
Net unrealized appreciation (depreciation)	22,145,650

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(10,289,098)
Long-Term	(59,543,569)
Total	$(69,832,667)

31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2020, these costs amounted to $18.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.0016% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $710,619,680 and $357,716,076, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Shares sold	53,614,302	$447,614,035	8,371,521	$76,828,459
Shares issued to shareholders in reinvestment of distributions	3,605,344	31,524,049	5,060,368	46,567,029
Shares reacquired	(13,245,231)	(113,433,587)	(6,293,406)	(57,745,534)
Net change	43,974,415	$365,704,497	7,138,483	$65,649,954

32

Notes to Financial Statements (unaudited) – continued

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 84%, 15%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2020, the fund’s commitment fee and interest expense were $2,231 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,286,126	$483,797,628	$481,165,727	$(5,608)	$(735)	$25,911,684

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$120,397	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Yield Pooled Portfolio

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable

34

Board Review of Investment Advisory Agreement – continued

expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

35

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

36

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

July 31, 2020

     MFS® High Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFH-SEM

MFS® High Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains, including over whether there will be a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the

United States some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

September 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.6%
Medical & Health Technology & Services	7.3%
Building	5.4%
Telecommunications – Wireless	4.7%
Conglomerates	4.6%

Composition including fixed income credit quality (a)(i)
BBB	0.9%
BB	48.0%
B	32.0%
CCC	13.1%
C	0.1%
D (o)	0.0%
Not Rated	0.3%
Non-Fixed Income	2.2%
Cash & Cash Equivalents	3.4%
Other	(0.0)%

Portfolio facts (i)
Average Duration (d)	2.8
Average Effective Maturity (m)	3.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2020 through July 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 through July 31, 2020.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/20	Ending Account Value 7/31/20	Expenses Paid During Period (p) 2/01/20-7/31/20
A	Actual	0.93%	$1,000.00	$1,003.47	$4.63
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
B	Actual	1.68%	$1,000.00	$999.75	$8.35
	Hypothetical (h)	1.68%	$1,000.00	$1,016.51	$8.42
C	Actual	1.68%	$1,000.00	$999.76	$8.35
	Hypothetical (h)	1.68%	$1,000.00	$1,016.51	$8.42
I	Actual	0.68%	$1,000.00	$1,004.67	$3.39
	Hypothetical (h)	0.68%	$1,000.00	$1,021.48	$3.42
R1	Actual	1.68%	$1,000.00	$1,002.64	$8.37
	Hypothetical (h)	1.68%	$1,000.00	$1,016.51	$8.42
R2	Actual	1.19%	$1,000.00	$1,002.20	$5.92
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97
R3	Actual	0.94%	$1,000.00	$1,003.45	$4.68
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
R4	Actual	0.69%	$1,000.00	$1,007.68	$3.44
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
R6	Actual	0.57%	$1,000.00	$1,005.31	$2.84
	Hypothetical (h)	0.57%	$1,000.00	$1,022.03	$2.87
529A	Actual	0.97%	$1,000.00	$1,003.28	$4.83
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
529B	Actual	1.73%	$1,000.00	$1,002.38	$8.61
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
529C	Actual	1.73%	$1,000.00	$999.49	$8.60
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 91.8%
Aerospace - 2.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$8,572,000	$6,921,890
Bombardier, Inc., 7.875%, 4/15/2027 (n)	4,745,000	3,772,275
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,385,000	4,323,078
Moog, Inc., 4.25%, 12/15/2027 (n)	9,010,000	9,210,833
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	4,025,038
TransDigm, Inc., 6.25%, 3/15/2026 (n)	6,757,000	7,128,635
TransDigm, Inc., 6.375%, 6/15/2026	4,290,000	4,205,744
TransDigm, Inc., 5.5%, 11/15/2027	6,560,000	6,223,472

		$45,810,965
Asset-Backed & Securitized - 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$766,870	$77
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,426,926	243
Lehman Brothers Commercial Conduit Mortgage Trust, 0.941%, 2/18/2030 (i)	127,051	1

		$321
Automotive - 2.6%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$4,360,000	$4,071,150
Adient U.S. LLC, 7%, 5/15/2026 (n)	735,000	788,288
Allison Transmission, Inc., 5%, 10/01/2024 (n)	11,093,000	11,306,540
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	3,065,000	3,386,120
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	1,680,000	1,693,238
Dana, Inc., 5.5%, 12/15/2024	620,000	633,950
Dana, Inc., 5.375%, 11/15/2027	3,554,000	3,745,916
Dana, Inc., 5.625%, 6/15/2028	1,233,000	1,294,650
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	7,105,000	7,575,706
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	5,405,000	5,432,025
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	6,130,000	6,442,630

		$46,370,213
Broadcasting - 2.8%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$2,840,000	$2,989,100
iHeartCommunications, Inc., 8.375%, 5/01/2027	3,875,000	3,868,916
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	1,290,000	1,302,900
Netflix, Inc., 5.875%, 2/15/2025	9,065,000	10,424,750
Netflix, Inc., 3.625%, 6/15/2025 (n)	3,760,000	3,985,600

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Netflix, Inc., 5.875%, 11/15/2028	$4,100,000	$5,063,500
Netflix, Inc., 5.375%, 11/15/2029 (n)	1,450,000	1,756,313
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	7,165,000	7,668,699
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	2,160,000	2,214,000
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,254,000	10,971,780

		$50,245,558
Brokerage & Asset Managers - 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$10,750,000	$11,072,500

Building - 5.3%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$6,310,000	$6,672,825
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	7,795,000	8,106,800
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	8,373,000	8,196,079
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	2,135,000	2,156,350
Core & Main LP, 6.125%, 8/15/2025 (n)	6,120,000	6,304,090
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	4,105,000	4,233,281
HD Supply, Inc., 5.375%, 10/15/2026 (n)	6,865,000	7,194,108
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	3,820,000	3,925,050
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	3,810,000	4,057,650
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	5,233,000	5,389,990
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,922,000	3,060,795
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	4,850,000	5,161,564
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	4,761,000	4,475,340
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	3,465,000	3,603,600
Standard Industries, Inc., 6%, 10/15/2025 (n)	6,775,000	7,055,891
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	5,025,000	5,427,000
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,865,000	6,869,119
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	2,476,000	2,568,850

		$94,458,382
Business Services - 2.2%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,785,000	$5,929,625
CDK Global, Inc., 4.875%, 6/01/2027	7,155,000	7,646,835
CDK Global, Inc., 5.25%, 5/15/2029 (n)	2,215,000	2,425,536
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	4,340,000	4,508,175
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	2,416,000	2,533,780
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,515,000	6,840,750
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	2,090,000	2,163,150
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,175,000	2,400,656

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	$4,560,000	$5,049,242

		$39,497,749
Cable TV - 8.4%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$6,630,000	$7,128,907
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	14,940,000	15,649,650
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	12,355,000	13,065,412
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	13,530,000	14,400,994
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,860,000	7,194,425
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	18,905,000	20,275,612
DISH DBS Corp., 5.875%, 11/15/2024	4,945,000	5,156,152
DISH DBS Corp., 7.75%, 7/01/2026	4,985,000	5,621,086
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (d)	4,210,000	2,636,513
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	2,230,000	1,482,950
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	4,275,000	4,619,138
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	11,620,000	12,235,860
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	4,690,000	5,223,487
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	8,600,000	9,030,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	5,325,000	5,473,035
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,448,475
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,570,000	12,235,275
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	6,200,000	6,604,860

		$149,481,831
Chemicals - 1.5%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$6,525,000	$6,688,125
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	1,934,000	2,025,865
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	4,518,627
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	3,485,000	3,598,263
SPCM S.A., 4.875%, 9/15/2025 (n)	6,155,000	6,332,079
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	3,195,000	3,402,675

		$26,565,634
Computer Software - 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$6,730,000	$6,965,550
PTC, Inc., 3.625%, 2/15/2025 (n)	5,120,000	5,308,263
PTC, Inc., 4%, 2/15/2028 (n)	1,735,000	1,822,357
VeriSign, Inc., 5.25%, 4/01/2025	3,185,000	3,630,900
VeriSign, Inc., 4.75%, 7/15/2027	3,105,000	3,371,347

		$21,098,417

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 1.7%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$1,676,000	$1,737,258
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	10,625,000	11,953,125
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,037,000	2,130,702
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,705,000	4,769,694
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	4,285,000	4,204,656
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	5,910,000	6,345,862

		$31,141,297
Conglomerates - 4.4%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,385,000	$7,791,175
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	9,330,000	9,749,850
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,819,000	1,891,760
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	5,730,000	6,188,400
EnerSys, 5%, 4/30/2023 (n)	7,330,000	7,507,752
EnerSys, 4.375%, 12/15/2027 (n)	2,340,000	2,364,102
Gates Global LLC, 6.25%, 1/15/2026 (n)	5,265,000	5,515,087
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,060,000	2,937,600
Griffon Corp., 5.75%, 3/01/2028	3,560,000	3,720,200
Griffon Corp., 5.75%, 3/01/2028 (n)	1,636,000	1,709,620
MTS Systems Corp., 5.75%, 8/15/2027 (n)	5,390,000	5,246,896
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,710,000	6,109,700
TriMas Corp., 4.875%, 10/15/2025 (n)	13,490,000	13,797,707
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	2,059,000	2,259,526
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	2,059,000	2,249,458

		$79,038,833
Construction - 1.4%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$2,275,000	$2,360,313
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,495,000	4,562,425
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	5,430,000	5,696,884
Taylor Morrison Communities, Inc. , 5.875%, 6/15/2027 (n)	840,000	928,200
Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,660,000	4,026,000
Toll Brothers Finance Corp., 4.35%, 2/15/2028	7,565,000	8,189,112

		$25,762,934
Consumer Products - 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$3,298,000	$3,528,860
Coty, Inc., 6.5%, 4/15/2026 (n)	4,980,000	3,885,048
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	6,105,000	6,501,825
Mattel, Inc., 6.75%, 12/31/2025 (n)	5,180,000	5,548,143
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,590,000	2,810,642
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	2,660,000	2,791,111

		$25,065,629

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 2.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,815,790
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	4,260,000	4,735,075
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,390,513
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,770,000	1,818,533
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,387,000	2,601,830
Match Group, Inc., 5%, 12/15/2027 (n)	4,395,000	4,614,750
Match Group, Inc., 4.625%, 6/01/2028 (n)	5,365,000	5,665,225
Realogy Group LLC, 9.375%, 4/01/2027 (n)	5,545,000	5,669,763
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,655,000	4,794,650

		$36,106,129
Containers - 3.7%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$4,790,000	$4,897,775
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,060,000	7,390,196
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	3,765,000	3,976,781
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	2,630,000	2,814,100
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	5,430,000	5,731,474
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,910,000	9,447,986
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,490,441
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,600,000	4,669,000
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	2,090,000	2,257,200
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	1,625,000	1,656,817
Reynolds Group, 5.125%, 7/15/2023 (n)	4,280,000	4,345,484
Reynolds Group, 7%, 7/15/2024 (n)	1,550,000	1,579,062
Silgan Holdings, Inc., 4.75%, 3/15/2025	6,100,000	6,206,750
Silgan Holdings, Inc., 4.125%, 2/01/2028	2,564,000	2,628,100
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	4,680,000	5,124,600

		$66,215,766
Electrical Equipment - 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$3,360,000	$3,432,912
CommScope Technologies LLC, 5%, 3/15/2027 (n)	5,795,000	5,597,043

		$9,029,955
Electronics - 1.6%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$2,094,000	$2,215,033
Entegris, Inc., 4.625%, 2/10/2026 (n)	7,370,000	7,658,315
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,307,077
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,637,950

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$8,770,000	$9,471,600
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,770,000	1,891,581

		$28,181,556
Energy - Independent - 1.6%
Apache Corp., 4.375%, 10/15/2028	$6,700,000	$6,691,625
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	5,395,000	5,287,100
Jagged Peak Energy LLC, 5.875%, 5/01/2026	3,025,000	3,085,500
Laredo Petroleum, Inc., 10.125%, 1/15/2028	1,115,000	791,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	3,955,000	3,811,631
Matador Resources Co., 5.875%, 9/15/2026	2,675,000	2,033,000
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	3,080,000	3,226,300
PDC Energy, Inc., 5.75%, 5/15/2026	1,115,000	1,117,464
Southwestern Energy Co., 6.45%, 1/23/2025	2,093,000	1,933,220
Southwestern Energy Co., 7.5%, 4/01/2026	1,317,400	1,236,051

		$29,213,541
Entertainment - 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$1,680,000	$1,621,200
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	8,120,000	7,715,624
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	2,065,000	1,362,900
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	2,514,000	2,482,575
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	1,680,000	1,770,905
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,300,000	5,033,410
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	3,085,000	3,311,162

		$23,297,776
Financial Institutions - 3.1%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$3,575,000	$2,636,563
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	3,629,561
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,820,000	3,476,592
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	5,550,000	5,649,900
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	11,389,000	7,089,652
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	5,155,000	5,360,117
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,085,000	3,146,700
Navient Corp., 5.5%, 1/25/2023	3,265,000	3,346,625
Navient Corp., 5%, 3/15/2027	3,120,000	2,987,400
OneMain Financial Corp., 6.875%, 3/15/2025	4,415,000	4,933,762
OneMain Financial Corp., 7.125%, 3/15/2026	2,120,000	2,485,340
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,395,000	6,075,814
Springleaf Finance Corp., 8.875%, 6/01/2025	2,550,000	2,875,125

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
Springleaf Finance Corp., 5.375%, 11/15/2029	$1,815,000	$1,915,007

		$55,608,158
Food & Beverages - 3.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$2,520,000	$2,658,600
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	6,185,000	6,424,669
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	10,825,000	12,096,937
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,206,000	1,228,613
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,680,000	2,954,700
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	7,885,000	8,259,537
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	1,445,000	1,623,819
Performance Food Group Co., 5.5%, 10/15/2027 (n)	4,445,000	4,589,462
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	3,945,000	4,171,838
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	4,110,000	4,491,408
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,240,000	2,235,811
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	2,065,000	2,214,713

		$52,950,107
Gaming & Lodging - 4.3%
Boyd Gaming Corp., 4.75%, 12/01/2027 (n)	$2,530,000	$2,431,962
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	4,215,000	3,800,328
CCM Merger, Inc., 6%, 3/15/2022 (n)	5,295,000	5,189,100
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,074,000	2,156,960
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	4,396,000	4,478,425
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,890,000	5,061,150
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,455,000	7,576,144
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	4,995,000	5,250,944
MGM Growth Properties LLC, 5.75%, 2/01/2027	575,000	622,438
MGM Resorts International, 6.75%, 5/01/2025	2,515,000	2,615,600
Scientific Games Corp., 8.25%, 3/15/2026 (n)	2,090,000	2,093,323
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,370,000	1,260,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,210,000	5,366,300
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,520,000	5,561,400
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	8,350,000	8,517,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	4,850,000	4,559,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	5,230,000	4,657,576
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,950,000	2,957,375
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,305,000	2,207,038

		$76,362,463

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$5,385,000	$5,758,773
Centene Corp., 4.25%, 12/15/2027	3,495,000	3,713,437

		$9,472,210
Insurance - Property & Casualty - 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$2,950,000	$2,979,825
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	4,290,000	4,558,125
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	1,340,000	1,475,675
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,690,000	1,715,350
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,025,000	1,081,375
Hub International Ltd., 7%, 5/01/2026 (n)	7,510,000	7,983,130

		$19,793,480
Machinery & Tools - 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$4,189,000	$4,403,686

Major Banks - 1.0%
Barclays PLC, 7.875%, 12/29/2049	$6,040,000	$6,193,658
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,840,000	5,148,550
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	5,405,000	5,810,418

		$17,152,626
Medical & Health Technology & Services - 7.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$6,267,000	$6,621,086
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	3,130,000	3,333,450
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	1,675,000	1,712,688
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	7,720,000	7,799,516
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	899,475
DaVita, Inc., 5%, 5/01/2025	5,940,000	6,103,350
DaVita, Inc., 4.625%, 6/01/2030 (n)	3,347,000	3,564,555
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,689,632
HCA, Inc., 5.375%, 2/01/2025	13,955,000	15,734,262
HCA, Inc., 5.875%, 2/15/2026	7,910,000	9,257,073
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,663,538
HCA, Inc., 3.5%, 9/01/2030	5,510,000	5,791,087
HealthSouth Corp., 5.125%, 3/15/2023	5,405,000	5,433,160
HealthSouth Corp., 5.75%, 11/01/2024	1,181,000	1,192,810
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,130,000	2,887,425
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	6,041,870
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,830,000	11,557,641
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,824,109
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	4,830,000	4,956,788

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	$2,960,000	$2,967,400
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	7,320,000	8,126,664
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	1,260,000	730,800
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	5,470,000	5,721,401
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	4,390,000	4,658,888
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,350,000	3,400,250

		$125,668,918
Medical Equipment - 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$6,650,000	$7,004,645
Hologic, Inc., 4.375%, 10/15/2025 (n)	1,930,000	1,978,250
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,475,500
Teleflex, Inc., 4.625%, 11/15/2027	7,690,000	8,314,966

		$20,773,361
Metals & Mining - 4.2%
Arconic Corp., 6%, 5/15/2025 (n)	$2,755,000	$2,970,221
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	3,805,000	3,949,095
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	3,865,000	3,884,325
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	3,465,000	2,979,900
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	4,870,000	5,283,950
Constellium N.V., 5.875%, 2/15/2026 (n)	1,745,000	1,797,350
Constellium SE, 5.625%, 6/15/2028 (n)	1,864,000	1,955,336
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,400,000	1,406,230
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,510,000	1,514,077
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,475,000	5,023,187
Freeport-McMoRan, Inc., 5%, 9/01/2027	5,940,000	6,324,852
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,350,000	3,552,005
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	3,910,000	4,271,675
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	4,555,000	4,629,019
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	10,164,000	10,118,262
Novelis Corp., 5.875%, 9/30/2026 (n)	7,835,000	8,359,240
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	1,097,000	402,380
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	2,130,000	1,959,600
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	4,237,150

		$74,617,854
Midstream - 3.3%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$12,935,000	$13,258,375
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,861,000	3,026,366
DCP Midstream Operating LP, 5.125%, 5/15/2029	2,500,000	2,516,550

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
EnLink Midstream Partners LP, 4.85%, 7/15/2026	$1,340,000	$1,038,688
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,304,612
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	1,192,000	1,314,299
EQM Midstream Partners LP, 5.5%, 7/15/2028	8,240,000	8,543,232
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	1,320,000	1,219,350
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	4,571,000	4,285,312
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,590,000	5,627,453
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	6,640,000	6,860,249
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	3,065,000	3,457,688
Western Midstream Operating LP, 5.05%, 2/01/2030	6,840,000	6,926,389

		$59,378,563
Municipals - 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$2,120,000	$2,173,000

Network & Telecom - 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$2,770,000	$2,957,806
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	2,655,000	2,741,288

		$5,699,094
Oil Services - 0.3%
ChampionX Corp., 6.375%, 5/01/2026	$3,325,000	$3,117,187
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	3,960,000	431,284
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	3,095,000	1,238,000

		$4,786,471
Oils - 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$8,900,000	$9,435,780
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	3,720,000	3,366,600
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	3,220,000	2,581,474

		$15,383,854
Personal Computers & Peripherals - 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)	$1,680,000	$1,734,600

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 1.3%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$1,787,000	$1,787,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	15,595,000	16,101,837
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,360,000	1,366,773
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	1,234,000	1,313,840
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	2,930,000	3,116,436

		$23,685,886
Pollution Control - 0.6%
Covanta Holding Corp., 5.875%, 3/01/2024	$4,255,000	$4,363,332
GFL Environmental, Inc., 7%, 6/01/2026 (n)	2,828,000	2,997,680
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	2,130,000	2,386,239

		$9,747,251
Printing & Publishing - 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$5,635,000	$5,708,255
Meredith Corp., 6.875%, 2/01/2026	4,425,000	3,843,998

		$9,552,253
Railroad & Shipping - 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$4,094,000	$4,370,345

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,195,000	$4,404,750
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	4,805,000	5,153,363

		$9,558,113
Real Estate - Other - 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$4,351,000	$4,058,613

Restaurants - 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,985,000	$4,144,612
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,875,000	3,017,888

		$7,162,500
Retailers - 0.9%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$4,990,000	$4,843,793
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	2,000,000	2,089,600
L Brands, Inc., 9.375%, 7/01/2025 (n)	607,000	676,805
L Brands, Inc., 5.25%, 2/01/2028	6,950,000	6,454,882
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,165,000	2,221,831

		$16,286,911

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$3,990,000	$4,109,700
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	6,435,000	6,756,750

		$10,866,450
Specialty Stores - 0.7%
Penske Automotive Group Co., 5.375%, 12/01/2024	$3,725,000	$3,818,125
Penske Automotive Group Co., 5.5%, 5/15/2026	3,980,000	4,159,100
PetSmart, Inc., 7.125%, 3/15/2023 (n)	2,930,000	2,959,300
PetSmart, Inc., 8.875%, 6/01/2025 (n)	1,390,000	1,438,650

		$12,375,175
Supermarkets - 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$2,112,000	$2,197,747
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,485,000	3,606,975
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	7,220,000	7,635,150
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	800,000	876,000

		$14,315,872
Telecommunications - Wireless - 4.6%
Altice France S.A., 7.375%, 5/01/2026 (n)	$7,185,000	$7,663,880
Altice France S.A., 8.125%, 2/01/2027 (n)	6,360,000	7,099,668
Altice France S.A., 5.5%, 1/15/2028 (n)	1,760,000	1,850,200
Altice France S.A., 6%, 2/15/2028 (n)	3,400,000	3,395,886
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	2,100,000	2,113,125
SBA Communications Corp., 4.875%, 9/01/2024	7,670,000	7,880,925
SBA Communications Corp., 3.875%, 2/15/2027 (n)	5,928,000	6,135,480
Sprint Capital Corp., 6.875%, 11/15/2028	9,680,000	12,552,056
Sprint Corp., 7.125%, 6/15/2024	2,590,000	3,021,365
Sprint Corp., 7.625%, 3/01/2026	13,075,000	16,343,488
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,859,632
T-Mobile USA, Inc., 5.375%, 4/15/2027	8,610,000	9,395,662

		$82,311,367
Tobacco - 0.2%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$1,255,000	$1,247,156
Vector Group Ltd., 10.5%, 11/01/2026 (n)	2,435,000	2,492,832

		$3,739,988
Utilities - Electric Power - 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$12,965,000	$13,840,137
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	2,080,000	2,223,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,030,000	8,551,950
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,945,000	3,202,688
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,698,000	5,003,370

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PG&E Corp., 5%, 7/01/2028	$5,320,000	$5,474,014
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	2,090,000	2,110,900
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	6,795,000	7,491,487

		$47,897,546
Total Bonds (Identified Cost, $1,602,480,241)		$1,639,541,701

Common Stocks - 2.2%
Construction - 0.0%
ICA Tenedora S.A. de C.V. (a)	347,563	$654,556

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,720,550

Special Products & Services - 2.1%
iShares iBoxx $ High Yield Corporate Bond ETF	432,200	$36,905,558
Total Common Stocks (Identified Cost, $38,264,881)		$39,280,664

Floating Rate Loans (r) - 1.2%
Broadcasting - 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 2.921%, 9/18/2026	$1,431,331	$1,391,075
WMG Acquisition Corp., Term Loan F, 2.286%, 11/01/2023	2,731,000	2,675,015

		$4,066,090
Cable TV - 0.1%
CSC Holdings LLC, Term Loan B5, 2.674%, 4/15/2027	$1,482,550	$1,434,367

Chemicals - 0.1%
Axalta Coating Systems LLC, Term Loan B3, 2.057%, 6/01/2024	$1,233,811	$1,200,266
Element Solutions, Inc., Term Loan B1, 2.161%, 1/31/2026	1,478,825	1,435,692

		$2,635,958
Computer Software - Systems - 0.2%
Sabre GLBL, Inc., Term Loan B, 2.161%, 2/22/2024	$2,958,244	$2,683,021
SS&C Technologies, Inc., Term Loan B5, 1.911%, 4/16/2025	1,478,608	1,433,018

		$4,116,039
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$2,929,488	$2,857,250

Food & Beverages - 0.1%
U.S. Foods Holding Corp., Term Loan B, 1.911%, 6/27/2023	$1,218,783	$1,152,512

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) - continued
Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 1.911%, 8/12/2026	$1,478,844	$1,449,636
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	1,478,329	1,471,307

		$2,920,943
Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.925%, 11/27/2025	$1,362,286	$1,332,656

Printing & Publishing - 0.1%
Nielsen Finance LLC (VNU, Inc.), Term Loan B4, 4.001%, 10/04/2023	$1,478,538	$1,435,106
Total Floating Rate Loans (Identified Cost, $22,690,232)		$21,950,921

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,104	$263
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,104	21
Total Warrants (Identified Cost, $0)				$284

Investment Companies (h) - 3.8%
Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.15% (v) (Identified Cost, $66,855,178)			66,852,949	$66,859,635

Other Assets, Less Liabilities - 1.0%				18,110,060
Net Assets - 100.0%				$1,785,743,265

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $66,859,635 and $1,700,773,570, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,185,469,034, representing 66.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

19

Portfolio of Investments (unaudited) – continued

(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,663,435,354)	$1,700,773,570
Investments in affiliated issuers, at value (identified cost, $66,855,178)	66,859,635
Cash	3,001,907
Receivables for
Investments sold	2,110,214
Fund shares sold	2,743,092
Interest	24,336,024
Other assets	88,013
Total assets	$1,799,912,455

Liabilities
Payables for
Distributions	$256,011
Investments purchased	11,974,067
Fund shares reacquired	1,190,552
Payable to affiliates
Investment adviser	43,096
Administrative services fee	1,365
Shareholder servicing costs	583,353
Distribution and service fees	9,956
Program manager fees	13
Payable for independent Trustees’ compensation	4,670
Accrued expenses and other liabilities	106,107
Total liabilities	$14,169,190
Net assets	$1,785,743,265

Net assets consist of
Paid-in capital	$1,872,863,239
Total distributable earnings (loss)	(87,119,974)
Net assets	$1,785,743,265
Shares of beneficial interest outstanding	529,656,352

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$558,371,630	165,523,257	$3.37
Class B	7,900,634	2,339,225	3.38
Class C	25,845,634	7,640,161	3.38
Class I	193,036,366	57,380,490	3.36
Class R1	1,029,972	305,115	3.38
Class R2	13,965,366	4,143,496	3.37
Class R3	2,254,647	669,497	3.37
Class R4	613,413	181,729	3.38
Class R6	977,805,071	290,013,835	3.37
Class 529A	3,791,474	1,125,192	3.37
Class 529B	105,432	31,230	3.38
Class 529C	1,023,626	303,125	3.38

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.52 [100 / 95.75 x $3.37] and $3.52 [100 / 95.75 x $3.37], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$42,433,431
Dividends	937,309
Other	236,544
Dividends from affiliated issuers	204,379
Total investment income	$43,811,663
Expenses
Management fee	$3,697,726
Distribution and service fees	876,575
Shareholder servicing costs	963,248
Program manager fees	1,160
Administrative services fee	116,053
Independent Trustees’ compensation	15,477
Custodian fee	51,707
Shareholder communications	92,385
Audit and tax fees	42,113
Legal fees	6,842
Miscellaneous	130,977
Total expenses	$5,994,263
Fees paid indirectly	(1,629)
Reduction of expenses by investment adviser and distributor	(104,485)
Net expenses	$5,888,149
Net investment income (loss)	$37,923,514

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(28,061,516)
Affiliated issuers	9,017
Futures contracts	(1,316,404)
Forward foreign currency exchange contracts	(25,972)
Net realized gain (loss)	$(29,394,875)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$45,515
Affiliated issuers	(4,891)
Futures contracts	394,073
Forward foreign currency exchange contracts	3,127
Net unrealized gain (loss)	$437,824
Net realized and unrealized gain (loss)	$(28,957,051)
Change in net assets from operations	$8,966,463

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/20 (unaudited)	Year ended 1/31/20

From operations
Net investment income (loss)	$37,923,514	$73,128,640
Net realized gain (loss)	(29,394,875)	(8,197,165)
Net unrealized gain (loss)	437,824	76,120,889
Change in net assets from operations	$8,966,463	$141,052,364
Total distributions to shareholders	$(40,724,307)	$(76,696,590)
Change in net assets from fund share transactions	$112,843,503	$163,756,453
Total change in net assets	$81,085,659	$228,112,227

Net assets
At beginning of period	1,704,657,606	1,476,545,379
At end of period	$1,785,743,265	$1,704,657,606

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/20		Year ended
Class A			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.44	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.16	$0.17	(c)	$0.18
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.13)	0.02	0.32		(0.37)
Total from investment operations	$0.01		$0.30	$0.02	$0.18	$0.49		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.16)	$(0.18)		$(0.19)
Net asset value, end of period (x)	$3.37		$3.44	$3.30	$3.44	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.35	(n)	9.24	0.68	5.47	16.18	(c)	(5.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.94	0.94	0.96	0.97	(c)	0.95
Expenses after expense reductions (f)	0.93	(a)	0.92	0.92	0.94	0.96	(c)	0.94
Net investment income (loss)	4.49	(a)	4.46	4.67	4.52	5.16	(c)	5.20
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$558,372		$552,035	$489,120	$477,817	$514,238		$398,206

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class B			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.45		$3.30	$3.44	$3.43	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.13	$0.15	(c)	$0.15
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.13)	0.02	0.33		(0.37)
Total from investment operations	$0.00	(w)	$0.28	$0.00 (w)	$0.15	$0.48		$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.14)	$(0.16)		$(0.16)
Net asset value, end of period (x)	$3.38		$3.45	$3.30	$3.44	$3.43		$3.11
Total return (%) (r)(s)(t)(x)	(0.03	)(n)	8.74	(0.07)	4.39	15.65	(c)	(6.57)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.69	1.71	1.72	(c)	1.70
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.70	1.71	(c)	1.69
Net investment income (loss)	3.76	(a)	3.72	3.91	3.77	4.43	(c)	4.44
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$7,901		$10,650	$13,361	$18,329	$21,515		$20,420

	Six months ended 7/31/20		Year ended
Class C			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.45		$3.31	$3.44	$3.43	$3.12		$3.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.13	$0.15	(c)	$0.15
Net realized and unrealized gain (loss)	(0.06)		0.14	(0.12)	0.02	0.32		(0.37)
Total from investment operations	$0.00	(w)	$0.27	$0.01	$0.15	$0.47		$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.14)	$(0.16)		$(0.16)
Net asset value, end of period (x)	$3.38		$3.45	$3.31	$3.44	$3.43		$3.12
Total return (%) (r)(s)(t)(x)	(0.02	)(n)	8.42	0.23	4.39	15.29	(c)	(6.55)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.69	1.70	1.72	(c)	1.70
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.70	1.71	(c)	1.69
Net investment income (loss)	3.74	(a)	3.72	3.91	3.77	4.41	(c)	4.42
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$25,846		$27,415	$31,793	$57,509	$66,241		$57,442

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class I			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.43		$3.29	$3.43	$3.42	$3.10		$3.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.16	$0.16	$0.18	(c)	$0.19
Net realized and unrealized gain (loss)	(0.07)		0.15	(0.13)	0.02	0.33		(0.38)
Total from investment operations	$0.01		$0.31	$0.03	$0.18	$0.51		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.17)	$(0.17)	$(0.19)		$(0.19)
Net asset value, end of period (x)	$3.36		$3.43	$3.29	$3.43	$3.42		$3.10
Total return (%) (r)(s)(t)(x)	0.47	(n)	9.52	0.92	5.43	16.83	(c)	(5.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.69	0.70	0.73	(c)	0.70
Expenses after expense reductions (f)	0.68	(a)	0.68	0.68	0.69	0.72	(c)	0.69
Net investment income (loss)	4.69	(a)	4.67	4.90	4.77	5.31	(c)	5.43
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$193,036		$147,591	$89,637	$111,450	$122,732		$49,917

	Six months ended 7/31/20		Year ended
Class R1			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.44	$3.43	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.13	$0.13	$0.15	(c)	$0.15
Net realized and unrealized gain (loss)	(0.05)		0.14	(0.13)	0.02	0.33		(0.37)
Total from investment operations	$0.01		$0.27	$0.00 (w)	$0.15	$0.48		$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.13)	$(0.14)	$(0.14)	$(0.16)		$(0.16)
Net asset value, end of period (x)	$3.38		$3.44	$3.30	$3.44	$3.43		$3.11
Total return (%) (r)(s)(t)(x)	0.26	(n)	8.43	(0.07)	4.39	15.65	(c)	(6.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.69	1.70	1.72	(c)	1.70
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68	1.70	1.71	(c)	1.70
Net investment income (loss)	3.74	(a)	3.71	3.92	3.76	4.43	(c)	4.44
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$1,030		$963	$867	$1,029	$1,134		$1,007

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class R2			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.15	$0.15	$0.16	(c)	$0.17
Net realized and unrealized gain (loss)	(0.07)		0.15	(0.13)	0.02	0.32		(0.37)
Total from investment operations	$0.00	(w)	$0.29	$0.02	$0.17	$0.48		$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.15)	$(0.16)	$(0.17)		$(0.18)
Net asset value, end of period (x)	$3.37		$3.44	$3.30	$3.43	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.22	(n)	8.96	0.72	4.91	15.89	(c)	(6.11)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.19	1.19	1.21	1.22	(c)	1.20
Expenses after expense reductions (f)	1.19	(a)	1.18	1.18	1.20	1.21	(c)	1.20
Net investment income (loss)	4.25	(a)	4.21	4.42	4.27	4.88	(c)	4.94
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$13,965		$15,270	$14,618	$15,702	$15,156		$2,618

	Six months ended 7/31/20		Year ended
Class R3			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.16	$0.17	(c)	$0.18
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.12)	0.01	0.32		(0.37)
Total from investment operations	$0.01		$0.30	$0.03	$0.17	$0.49		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.16)	$(0.18)		$(0.19)
Net asset value, end of period (x)	$3.37		$3.44	$3.30	$3.43	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.35	(n)	9.23	0.98	5.17	16.17	(c)	(5.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.94	0.94	0.96	0.97	(c)	0.95
Expenses after expense reductions (f)	0.94	(a)	0.93	0.93	0.95	0.96	(c)	0.95
Net investment income (loss)	4.49	(a)	4.47	4.66	4.54	5.19	(c)	5.20
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$2,255		$2,255	$2,193	$3,111	$6,369		$6,359

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class R4			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.16	$0.16	$0.18	(c)	$0.19
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.12)	0.02	0.32		(0.38)
Total from investment operations	$0.02		$0.31	$0.04	$0.18	$0.50		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.17)	$(0.17)	$(0.19)		$(0.19)
Net asset value, end of period (x)	$3.38		$3.44	$3.30	$3.43	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.77	(n)	9.51	1.23	5.43	16.46	(c)	(5.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.69	0.69	0.71	0.72	(c)	0.70
Expenses after expense reductions (f)	0.69	(a)	0.68	0.68	0.70	0.72	(c)	0.70
Net investment income (loss)	4.77	(a)	4.68	4.91	4.78	5.40	(c)	5.44
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$613		$796	$447	$312	$398		$300

	Six months ended 7/31/20		Year ended
Class R6			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.17	$0.17	$0.18	(c)	$0.19
Net realized and unrealized gain (loss)	(0.07)		0.15	(0.13)	0.02	0.32		(0.37)
Total from investment operations	$0.01		$0.31	$0.04	$0.19	$0.50		$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.17)	$(0.18)	$(0.19)		$(0.20)
Net asset value, end of period (x)	$3.37		$3.44	$3.30	$3.43	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.53	(n)	9.63	1.33	5.54	16.58	(c)	(5.55)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	0.58	0.60	0.62	(c)	0.61
Expenses after expense reductions (f)	0.57	(a)	0.57	0.57	0.59	0.61	(c)	0.61
Net investment income (loss)	4.85	(a)	4.82	5.02	4.87	5.55	(c)	5.54
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$977,805		$942,482	$829,451	$886,418	$791,825		$769,246
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class 529A			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.10		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.15	$0.17	(c)	$0.18
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.12)	0.02	0.33		(0.39)
Total from investment operations	$0.01		$0.30	$0.03	$0.17	$0.50		$(0.21)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)	$(0.16)	$(0.18)		$(0.18)
Net asset value, end of period (x)	$3.37		$3.44	$3.30	$3.43	$3.42		$3.10
Total return (%) (r)(s)(t)(x)	0.33	(n)	9.19	0.93	5.13	16.51	(c)	(6.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.99	0.99	1.05	1.07	(c)	1.05
Expenses after expense reductions (f)	0.97	(a)	0.97	0.97	0.99	1.00	(c)	0.98
Net investment income (loss)	4.45	(a)	4.42	4.62	4.47	5.13	(c)	5.16
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$3,791		$3,922	$3,796	$3,816	$3,549		$2,925

	Six months ended 7/31/20		Year ended
Class 529B			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.44		$3.30	$3.43	$3.42	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	$0.13	$0.13	$0.15	(c)	$0.15
Net realized and unrealized gain (loss)	(0.06)		0.15	(0.13)	0.02	0.32		(0.37)
Total from investment operations	$0.00	(w)	$0.27	$0.00 (w)	$0.15	$0.47		$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.13)	$(0.14)	$(0.16)		$(0.16)
Net asset value, end of period (x)	$3.38		$3.44	$3.30	$3.43	$3.42		$3.11
Total return (%) (r)(s)(t)(x)	0.24	(n)	8.38	0.17	4.34	15.26	(c)	(6.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.74	1.74	1.80	1.82	(c)	1.80
Expenses after expense reductions (f)	1.73	(a)	1.73	1.73	1.75	1.76	(c)	1.75
Net investment income (loss)	3.72	(a)	3.67	3.86	3.72	4.38	(c)	4.40
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$105		$210	$259	$301	$355		$308

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/20		Year ended
Class 529C			1/31/20	1/31/19	1/31/18	1/31/17		1/31/16
	(unaudited)
Net asset value, beginning of period	$3.45		$3.30	$3.44	$3.43	$3.11		$3.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.12	$0.13	$0.13	$0.15	(c)	$0.15
Net realized and unrealized gain (loss)	(0.07)		0.16	(0.14)	0.02	0.33		(0.37)
Total from investment operations	$(0.01)		$0.28	$(0.01)	$0.15	$0.48		$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.13)	$(0.14)	$(0.16)		$(0.16)
Net asset value, end of period (x)	$3.38		$3.45	$3.30	$3.44	$3.43		$3.11
Total return (%) (r)(s)(t)(x)	(0.05	)(n)	8.69	(0.12)	4.34	15.60	(c)	(6.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.74	1.74	1.80	1.82	(c)	1.80
Expenses after expense reductions (f)	1.73	(a)	1.73	1.73	1.74	1.76	(c)	1.75
Net investment income (loss)	3.70	(a)	3.66	3.86	3.72	4.37	(c)	4.38
Portfolio turnover	26	(n)	58	44	54	43		36
Net assets at end of period (000 omitted)	$1,024		$1,068	$1,003	$1,221	$1,360		$1,257

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

32

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

33

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$36,905,558	$284	$1,720,550	$38,626,392
Mexico	—	654,556	—	654,556
Municipal Bonds	—	2,173,000	—	2,173,000
U.S. Corporate Bonds	—	1,428,526,926	—	1,428,526,926
Asset-Backed Securities
(including CDOs)	—	321	—	321
Foreign Bonds	—	208,841,454	—	208,841,454
Floating Rate Loans	—	21,950,921	—	21,950,921
Mutual Funds	66,859,635	—	—	66,859,635
Total	$103,765,193	$1,662,147,462	$1,720,550	$1,767,633,205

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/20	$1,720,550
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/20	$1,720,550

34

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2020 is $0. At July 31, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At July 31, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,316,404)	$—
Foreign Exchange	—	(25,972)
Total	$(1,316,404)	$(25,972)

35

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$394,073	$—
Foreign Exchange	—	3,127
Total	$394,073	$3,127

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

36

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this

37

Notes to Financial Statements (unaudited) – continued

financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any

38

Notes to Financial Statements (unaudited) – continued

uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/20
Ordinary income (including any short-term capital gains)	$76,696,590

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/20

Cost of investments	$1,735,923,735
Gross appreciation	65,012,283

Gross depreciation	(33,302,813)
Net unrealized appreciation (depreciation)	$31,709,470

As of 1/31/20

Undistributed ordinary income	6,353,566
Capital loss carryforwards	(86,985,140)
Other temporary differences	(6,398,152)
Net unrealized appreciation (depreciation)	31,667,596

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,626,514)
Long-Term	(84,358,626)
Total	$(86,985,140)

39

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 7/31/20	Year ended 1/31/20
Class A	$12,662,999	$24,136,773
Class B	178,591	484,312
Class C	513,700	1,179,719
Class I	3,686,369	5,230,527
Class R1	19,418	35,896
Class R2	309,992	669,055
Class R3	50,559	107,984
Class R4	17,071	27,236
Class R6	23,178,820	44,591,346
Class 529A	84,074	182,974
Class 529B	2,717	9,866
Class 529C	19,997	40,902
Total	$40,724,307	$76,696,590

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2020, this management fee reduction amounted to $88,757, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

40

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,766 and $180 for the six months ended July 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$655,434
Class B	0.75%	0.25%	1.00%	1.00%	43,794
Class C	0.75%	0.25%	1.00%	1.00%	126,083
Class R1	0.75%	0.25%	1.00%	1.00%	4,764
Class R2	0.25%	0.25%	0.50%	0.50%	33,850
Class R3	—	0.25%	0.25%	0.25%	2,615
Class 529A	—	0.25%	0.25%	0.23%	4,387
Class 529B	0.75%	0.25%	1.00%	1.00%	678
Class 529C	0.75%	0.25%	1.00%	1.00%	4,970
Total Distribution and Service Fees					$876,575

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2020, this rebate amounted to $15,337, $72, $18, $288, $1, and $12, for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

41

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2020, were as follows:

Amount
Class A	$7,739
Class B	6,797
Class C	2,723
Class 529B	207
Class 529C	51

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2020, were as follows:

Fee
Class 529A	$877
Class 529B	34
Class 529C	249
Total Program Manager Fees	$1,160

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2020, the fee was $118,245, which equated to 0.0146% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $470,893.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2020, these costs for the fund amounted to $374,110 and are included in “Shareholder servicing costs” in the Statement of Operations.

42

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $515 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,670 at July 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $494,545,310 and $405,106,087, respectively.

43

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	22,231,484	$72,149,836	33,232,021	$112,887,472
Class B	5,555	18,203	164,688	554,735
Class C	1,581,178	5,097,762	1,058,131	3,599,340
Class I	31,171,229	99,928,307	28,727,515	97,783,765
Class R1	30,939	98,881	32,395	110,210
Class R2	545,359	1,773,289	1,102,989	3,734,884
Class R3	39,337	126,625	231,027	780,233
Class R4	9,363	30,767	97,890	335,048
Class R6	31,257,651	100,487,198	21,840,188	74,285,597
Class 529A	139,492	452,363	170,137	578,265
Class 529B	—	—	8,796	29,670
Class 529C	17,445	58,124	43,970	149,295
	87,029,032	$280,221,355	86,709,747	$294,828,514

Shares issued to shareholders in reinvestment of distributions
Class A	3,728,733	$12,087,920	6,741,358	$22,892,466
Class B	51,709	167,738	134,196	455,881
Class C	145,182	471,896	315,864	1,074,644
Class I	929,862	3,012,684	1,344,059	4,556,912
Class R1	5,985	19,416	10,552	35,835
Class R2	95,356	308,903	196,800	667,772
Class R3	15,600	50,519	31,859	107,977
Class R4	5,269	17,071	8,004	27,236
Class R6	7,071,691	22,914,943	13,001,311	44,127,685
Class 529A	25,773	83,486	53,689	182,100
Class 529B	802	2,605	2,888	9,793
Class 529C	6,126	19,883	12,002	40,788
	12,082,088	$39,157,064	21,852,582	$74,179,089

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,801,654)	$(66,894,950)	(27,780,299)	$(94,087,729)
Class B	(808,257)	(2,605,749)	(1,251,546)	(4,252,980)
Class C	(2,028,545)	(6,571,458)	(3,036,207)	(10,328,497)
Class I	(17,702,866)	(56,767,119)	(14,311,352)	(48,377,596)
Class R1	(11,491)	(33,480)	(25,774)	(87,211)
Class R2	(937,177)	(3,034,422)	(1,292,195)	(4,378,813)
Class R3	(41,726)	(138,946)	(271,999)	(921,589)
Class R4	(64,013)	(199,741)	(10,004)	(33,829)
Class R6	(22,224,502)	(69,533,675)	(12,309,974)	(41,715,652)
Class 529A	(180,621)	(567,661)	(234,386)	(798,576)
Class 529B	(30,532)	(90,817)	(29,313)	(99,825)
Class 529C	(30,493)	(96,898)	(49,584)	(168,853)
	(64,861,877)	$(206,534,916)	(60,602,633)	$(205,251,150)

Net change
Class A	5,158,563	$17,342,806	12,193,080	$41,692,209
Class B	(750,993)	(2,419,808)	(952,662)	(3,242,364)
Class C	(302,185)	(1,001,800)	(1,662,212)	(5,654,513)
Class I	14,398,225	46,173,872	15,760,222	53,963,081
Class R1	25,433	84,817	17,173	58,834
Class R2	(296,462)	(952,230)	7,594	23,843
Class R3	13,211	38,198	(9,113)	(33,379)
Class R4	(49,381)	(151,903)	95,890	328,455
Class R6	16,104,840	53,868,466	22,531,525	76,697,630
Class 529A	(15,356)	(31,812)	(10,560)	(38,211)
Class 529B	(29,730)	(88,212)	(17,629)	(60,362)
Class 529C	(6,922)	(18,891)	6,388	21,230
	34,249,243	$112,843,503	47,959,696	$163,756,453

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 16%, 15%, 9%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

45

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2020, the fund’s commitment fee and interest expense were $4,035 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,203	$265,571,587	$259,521,281	$9,017	$(4,891)	$66,859,635

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$204,379	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Income Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and

47

Board Review of Investment Advisory Agreement – continued

(viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided

48

Board Review of Investment Advisory Agreement – continued

by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

49

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

50

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

51

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

52

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

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3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

July 31, 2020

     MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains, including over whether there will be a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the

United States some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

September 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.6%
Medical & Health Technology & Services	7.4%
Building	5.5%
Wireless Communications	4.9%
Conglomerates	4.8%

Composition including fixed income credit quality (a)(i)
BBB	0.9%
BB	48.9%
B	32.5%
CCC	13.4%
C	0.1%
D (o)	0.0%
Not Rated	0.2%
Non-Fixed Income	2.5%
Cash & Cash Equivalents	1.5%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	2.9
Average Effective Maturity (m)	3.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not hold all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of July 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2020 through July 31, 2020

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 through July 31, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/20	Ending Account Value 7/31/20	Expenses Paid During Period (p) 2/01/20-7/31/20
Actual	0.02%	$1,000.00	$1,002.80	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 93.7%
Aerospace - 2.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$6,365,000	$5,139,738
Bombardier, Inc., 7.875%, 4/15/2027 (n)	3,710,000	2,949,450
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	3,750,000	3,010,500
Moog, Inc., 4.25%, 12/15/2027 (n)	6,100,000	6,235,969
TransDigm, Inc., 6.5%, 7/15/2024	2,085,000	2,090,213
TransDigm, Inc., 6.25%, 3/15/2026 (n)	4,772,000	5,034,460
TransDigm, Inc., 6.375%, 6/15/2026	2,940,000	2,882,258
TransDigm, Inc., 5.5%, 11/15/2027	6,065,000	5,753,865

		$33,096,453
Automotive - 2.6%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$3,625,000	$3,384,844
Adient U.S. LLC, 7%, 5/15/2026 (n)	300,000	321,750
Allison Transmission, Inc., 5%, 10/01/2024 (n)	8,679,000	8,846,071
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	1,580,000	1,745,536
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	1,185,000	1,194,338
Dana, Inc., 5.5%, 12/15/2024	450,000	460,125
Dana, Inc., 5.375%, 11/15/2027	2,501,000	2,636,054
Dana, Inc., 5.625%, 6/15/2028	916,000	961,800
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	4,645,000	4,952,731
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,930,000	3,949,650
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	4,490,000	4,718,990

		$33,171,889
Broadcasting - 2.9%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$2,045,000	$2,152,363
iHeartCommunications, Inc., 8.375%, 5/01/2027	3,050,000	3,045,212
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	695,000	701,950
Netflix, Inc., 5.875%, 2/15/2025	6,445,000	7,411,750
Netflix, Inc., 3.625%, 6/15/2025 (n)	2,685,000	2,846,100
Netflix, Inc., 5.875%, 11/15/2028	3,180,000	3,927,300
Netflix, Inc., 5.375%, 11/15/2029 (n)	1,045,000	1,265,756
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	5,305,000	5,677,941
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	1,540,000	1,578,500
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	7,919,000	8,473,330

		$37,080,202
Brokerage & Asset Managers - 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$7,570,000	$7,797,100

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 5.5%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$5,125,000	$5,419,687
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	5,035,000	5,236,400
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	6,040,000	5,912,375
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	1,620,000	1,636,200
Core & Main LP, 6.125%, 8/15/2025 (n)	4,410,000	4,542,653
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	3,005,000	3,098,906
HD Supply, Inc., 5.375%, 10/15/2026 (n)	5,315,000	5,569,801
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	2,790,000	2,866,725
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,915,000	3,104,475
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,174,000	4,299,220
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,113,000	2,213,368
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,430,000	3,650,343
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	3,478,000	3,269,320
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	2,535,000	2,636,400
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,175,000	5,389,556
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,363,000	3,632,040
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,690,000	4,692,814
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	1,762,000	1,828,075

		$68,998,358
Business Services - 2.2%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$4,365,000	$4,474,125
CDK Global, Inc., 4.875%, 6/01/2027	5,380,000	5,749,821
CDK Global, Inc., 5.25%, 5/15/2029 (n)	1,415,000	1,549,496
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	3,025,000	3,142,219
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	1,796,000	1,883,555
MSCI, Inc., 4.75%, 8/01/2026 (n)	4,660,000	4,893,000
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	1,515,000	1,568,025
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,160,000	1,280,350
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,340,000	3,698,348

		$28,238,939
Cable TV - 8.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$4,770,000	$5,128,942
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	11,100,000	11,627,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	8,935,000	9,448,762
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	9,155,000	9,744,353

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	$4,720,000	$4,950,100
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	13,860,000	14,864,850
DISH DBS Corp., 5.875%, 11/15/2024	3,495,000	3,644,237
DISH DBS Corp., 7.75%, 7/01/2026	3,640,000	4,104,464
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,690,000	1,684,613
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	1,635,000	1,087,275
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,980,000	3,219,890
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	7,825,000	8,239,725
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	3,565,000	3,970,519
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	6,200,000	6,510,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	3,860,000	3,967,308
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,260,000	1,367,100
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,480,000	8,967,600
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,570,000	4,868,421

		$107,395,409
Chemicals - 1.6%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$5,515,000	$5,652,875
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	789,000	826,478
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,928,000	3,721,780
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	2,285,000	2,359,262
SPCM S.A., 4.875%, 9/15/2025 (n)	4,640,000	4,773,493
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	2,405,000	2,561,325

		$19,895,213
Computer Software - 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$4,930,000	$5,102,550
PTC, Inc., 3.625%, 2/15/2025 (n)	3,560,000	3,690,901
PTC, Inc., 4%, 2/15/2028 (n)	1,390,000	1,459,987
VeriSign, Inc., 5.25%, 4/01/2025	2,065,000	2,354,100
VeriSign, Inc., 4.75%, 7/15/2027	2,635,000	2,861,030

		$15,468,568
Computer Software - Systems - 1.8%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$1,200,000	$1,243,860
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	6,716,000	7,555,500
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,521,000	2,636,966
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,100,000	3,142,625
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	3,095,000	3,036,969
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,590,000	4,928,512

		$22,544,432

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 4.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$5,335,000	$5,628,425
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	6,770,000	7,074,650
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,363,000	1,417,520
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	4,140,000	4,471,200
EnerSys, 5%, 4/30/2023 (n)	5,230,000	5,356,827
EnerSys, 4.375%, 12/15/2027 (n)	1,740,000	1,757,922
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,320,000	4,525,200
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,205,000	2,116,800
Griffon Corp., 5.75%, 3/01/2028	2,285,000	2,387,825
Griffon Corp., 5.75%, 3/01/2028 (n)	1,227,000	1,282,215
MTS Systems Corp., 5.75%, 8/15/2027 (n)	3,950,000	3,845,127
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,150,000	4,440,500
TriMas Corp., 4.875%, 10/15/2025 (n)	10,080,000	10,309,925
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	1,499,000	1,644,988
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	1,499,000	1,637,658

		$57,896,782
Construction - 1.5%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,510,000	$1,566,625
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	3,270,000	3,319,050
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,845,000	4,033,982
Taylor Morrison Communities, Inc. , 5.875%, 6/15/2027 (n)	605,000	668,525
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,665,000	2,931,500
Toll Brothers Finance Corp., 4.35%, 2/15/2028	5,510,000	5,964,575

		$18,484,257
Consumer Products - 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$2,442,000	$2,612,940
Coty, Inc., 6.5%, 4/15/2026 (n)	3,740,000	2,917,686
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	4,490,000	4,781,850
Mattel, Inc., 6.75%, 12/31/2025 (n)	3,815,000	4,086,132
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,635,000	1,774,286
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	1,720,000	1,804,779

		$17,977,673
Consumer Services - 2.2%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,215,000	$1,300,050
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	3,120,000	3,467,942
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	3,500,000	3,775,625
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,230,000	1,263,727
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,987,000	2,165,830
Match Group, Inc., 5%, 12/15/2027 (n)	3,370,000	3,538,500
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,760,000	3,970,410
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,010,000	4,100,225

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	$3,560,000	$3,666,800

		$27,249,109
Containers - 3.8%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)	$3,580,000	$3,660,550
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,900,000	5,129,173
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	2,720,000	2,873,000
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	1,915,000	2,049,050
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	3,031,453
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	6,440,000	6,828,847
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,455,000	3,605,223
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,330,000	2,364,950
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	975,000	1,010,773
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	1,515,000	1,636,200
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	1,200,000	1,223,496
Reynolds Group, 5.125%, 7/15/2023 (n)	3,080,000	3,127,124
Reynolds Group, 7%, 7/15/2024 (n)	1,130,000	1,151,188
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,340,000	5,433,450
Silgan Holdings, Inc., 4.125%, 2/01/2028	1,364,000	1,398,100
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,465,000	3,794,175

		$48,316,752
Electrical Equipment - 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$2,585,000	$2,641,095
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,030,000	3,892,335

		$6,533,430
Electronics - 1.6%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$1,511,000	$1,598,336
Entegris, Inc., 4.625%, 2/10/2026 (n)	5,350,000	5,559,292
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,560,000	1,643,397
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,780,000	3,030,200
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,690,000	7,225,200
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,275,000	1,362,580

		$20,419,005
Energy - Independent - 1.6%
Apache Corp., 4.375%, 10/15/2028	$4,825,000	$4,818,969
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	3,955,000	3,875,900
Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,205,000	2,249,100

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Laredo Petroleum, Inc., 10.125%, 1/15/2028	$580,000	$411,800
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,890,000	2,785,237
Matador Resources Co., 5.875%, 9/15/2026	1,400,000	1,064,000
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,245,000	2,351,637
PDC Energy, Inc., 5.75%, 5/15/2026	580,000	581,282
Southwestern Energy Co., 6.45%, 1/23/2025	1,317,400	1,216,830
Southwestern Energy Co., 7.5%, 4/01/2026	698,900	655,743

		$20,010,498
Entertainment - 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$1,205,000	$1,162,825
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	5,875,000	5,582,425
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,460,000	963,600
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	1,802,000	1,779,475
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	1,205,000	1,270,203
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	4,080,000	3,874,776
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	2,225,000	2,388,115

		$17,021,419
Financial Institutions - 3.2%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,420,000	$1,784,750
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	2,565,000	2,440,321
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,474,000	2,251,594
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	4,030,000	4,102,540
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	8,543,000	5,318,017
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	3,760,000	3,909,610
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,165,000	2,208,300
Navient Corp., 5.5%, 1/25/2023	2,390,000	2,449,750
Navient Corp., 5%, 3/15/2027	2,280,000	2,183,100
OneMain Financial Corp., 6.875%, 3/15/2025	3,480,000	3,888,900
OneMain Financial Corp., 7.125%, 3/15/2026	1,610,000	1,887,451
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,070,000	4,816,947
Springleaf Finance Corp., 8.875%, 6/01/2025	1,713,000	1,931,408
Springleaf Finance Corp., 5.375%, 11/15/2029	965,000	1,018,172

		$40,190,860
Food & Beverages - 3.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,805,000	$1,904,275
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	3,980,000	4,134,225
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	8,245,000	9,213,787
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	729,000	742,669

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	$1,390,000	$1,532,475
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,325,000	6,625,437
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	587,000	659,641
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,045,000	3,143,963
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	3,040,000	3,214,800
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	3,055,000	3,338,504
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,670,000	1,666,877
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	1,475,000	1,581,938

		$37,758,591
Gaming & Lodging - 4.3%
Boyd Gaming Corp., 4.75%, 12/01/2027 (n)	$1,800,000	$1,730,250
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	3,000,000	2,704,860
CCM Merger, Inc., 6%, 3/15/2022 (n)	3,855,000	3,777,900
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	1,521,000	1,581,840
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	3,171,000	3,230,456
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,385,000	4,538,475
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,580,000	4,654,425
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,550,000	3,731,902
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	449,238
MGM Resorts International, 6.75%, 5/01/2025	1,805,000	1,877,200
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,435,000	1,437,282
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,135,000	1,044,200
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	4,095,000	4,217,850
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	3,615,000	3,642,112
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	5,960,000	6,079,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,515,000	3,304,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	3,640,000	3,241,602
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,105,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,660,000	1,589,450

		$54,937,592
Insurance - Health - 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,155,000	$4,443,399
Centene Corp., 4.25%, 12/15/2027	2,275,000	2,417,187

		$6,860,586
Insurance - Property & Casualty - 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$2,100,000	$2,121,231
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	2,700,000	2,868,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	$1,395,000	$1,536,244
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,200,000	1,218,000
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	745,000	785,975
Hub International Ltd., 7%, 5/01/2026 (n)	5,500,000	5,846,500

		$14,376,700
Machinery & Tools - 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$3,019,000	$3,173,724

Major Banks - 1.0%
Barclays PLC, 7.875%, 12/29/2049	$3,900,000	$3,999,216
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,070,000	4,329,463
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	3,915,000	4,208,656

		$12,537,335
Medical & Health Technology & Services - 7.2%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$4,530,000	$4,785,945
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,235,000	2,380,275
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	1,210,000	1,237,225
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	5,750,000	5,809,225
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	467,325
DaVita, Inc., 5%, 5/01/2025	4,655,000	4,783,012
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,420,000	2,577,300
Encompass Health Corp., 5.75%, 9/15/2025	2,830,000	2,928,937
HCA, Inc., 5.375%, 2/01/2025	9,585,000	10,807,087
HCA, Inc., 5.875%, 2/15/2026	6,860,000	8,028,258
HCA, Inc., 5.625%, 9/01/2028	740,000	882,450
HCA, Inc., 3.5%, 9/01/2030	4,030,000	4,235,587
HealthSouth Corp., 5.125%, 3/15/2023	2,925,000	2,940,239
HealthSouth Corp., 5.75%, 11/01/2024	637,000	643,370
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	2,350,000	2,167,875
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,247,228
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,300,000	9,924,844
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,105,000	1,129,211
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	3,460,000	3,550,825
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	2,150,000	2,155,375
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	5,295,000	5,878,509
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	394,400
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	4,305,000	4,502,858
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	2,930,000	3,109,463
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,360,000	2,395,400

		$90,962,223

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,810,000	$5,066,517
Hologic, Inc., 4.375%, 10/15/2025 (n)	1,365,000	1,399,125
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,753,500
Teleflex, Inc., 4.625%, 11/15/2027	6,095,000	6,590,341

		$14,809,483
Metals & Mining - 4.2%
Arconic Corp., 6%, 5/15/2025 (n)	$1,955,000	$2,107,725
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	2,945,000	3,056,527
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	2,745,000	2,758,725
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	2,690,000	2,313,400
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	3,120,000	3,385,200
Constellium N.V., 5.875%, 2/15/2026 (n)	1,030,000	1,060,900
Constellium SE, 5.625%, 6/15/2028 (n)	1,636,000	1,716,164
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,000,000	1,004,450
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,047,822
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	2,875,000	3,227,187
Freeport-McMoRan, Inc., 5%, 9/01/2027	4,530,000	4,823,499
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,415,000	2,560,625
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,565,000	2,802,262
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,295,000	3,348,544
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,225,000	7,192,487
Novelis Corp., 5.875%, 9/30/2026 (n)	5,740,000	6,124,063
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	597,000	218,980
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	1,600,000	1,472,000
TMS International Corp., 7.25%, 8/15/2025 (n)	3,230,000	2,680,900

		$52,901,460
Midstream - 3.4%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$9,945,000	$10,193,625
Cheniere Energy Partners LP, 4.5%, 10/01/2029	1,529,000	1,617,376
DCP Midstream Operating LP, 5.125%, 5/15/2029	1,760,000	1,771,651
EnLink Midstream Partners LP, 4.85%, 7/15/2026	695,000	538,722
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	971,565
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	889,000	980,211
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,930,000	6,148,224
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	646,625
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	3,612,200	3,386,437

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$4,680,000	$4,711,356
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	4,840,000	5,000,543
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,630,000	1,838,836
Western Midstream Operating LP, 5.05%, 2/01/2030	4,990,000	5,053,024

		$42,858,195
Municipals - 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,120,000	$1,148,000

Network & Telecom - 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$1,995,000	$2,130,261
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	1,915,000	1,977,237

		$4,107,498
Oil Services - 0.2%
ChampionX Corp., 6.375%, 5/01/2026	$2,375,000	$2,226,563
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	2,520,000	274,453
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,630,000	652,000

		$3,153,016
Oils - 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$6,535,000	$6,928,407
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	3,075,000	2,782,875
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	1,960,000	1,571,332

		$11,282,614
Personal Computers & Peripherals - 0.1%
NCR Corp., 5.75%, 9/01/2027 (n)	$1,205,000	$1,244,163

Pharmaceuticals - 1.4%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$855,000	$855,000
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	11,610,000	11,987,325
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,115,000	1,120,553
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	902,000	960,359
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	2,115,000	2,249,578

		$17,172,815

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024	$3,010,000	$3,086,635
GFL Environmental, Inc., 7%, 6/01/2026 (n)	2,039,000	2,161,340
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	1,134,000	1,270,420

		$6,518,395
Printing & Publishing - 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$4,665,000	$4,725,645
Meredith Corp., 6.875%, 2/01/2026	3,235,000	2,810,244

		$7,535,889
Railroad & Shipping - 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,062,000	$3,268,685

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,905,000	$3,050,250
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	3,545,000	3,802,012

		$6,852,262
Real Estate - Other - 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$3,134,000	$2,923,395

Restaurants - 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$4,375,000	$3,029,687
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	2,080,000	2,183,376

		$5,213,063
Retailers - 0.9%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$3,865,000	$3,751,755
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	1,400,000	1,462,720
L Brands, Inc., 9.375%, 7/01/2025 (n)	499,000	556,385
L Brands, Inc., 5.25%, 2/01/2028	4,850,000	4,504,486
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,380,000	1,416,225

		$11,691,571
Specialty Chemicals - 0.7%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,914,000	$3,001,420
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	4,966,000	5,214,300

		$8,215,720
Specialty Stores - 0.7%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,850,000	$2,921,250
Penske Automotive Group Co., 5.5%, 5/15/2026	2,555,000	2,669,975

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - continued
PetSmart, Inc., 7.125%, 3/15/2023 (n)	$2,230,000	$2,252,300
PetSmart, Inc., 8.875%, 6/01/2025 (n)	835,000	864,225

		$8,707,750
Supermarkets - 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$1,137,000	$1,183,162
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,710,000	3,839,850
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	4,850,000	5,128,875
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	165,000	180,675

		$10,332,562
Telecommunications - Wireless - 4.8%
Altice France S.A., 7.375%, 5/01/2026 (n)	$6,515,000	$6,949,225
Altice France S.A., 8.125%, 2/01/2027 (n)	3,850,000	4,297,755
Altice France S.A., 5.5%, 1/15/2028 (n)	930,000	977,663
Altice France S.A., 6%, 2/15/2028 (n)	2,185,000	2,182,356
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,825,000	1,836,406
SBA Communications Corp., 4.875%, 9/01/2024	7,590,000	7,798,725
SBA Communications Corp., 3.875%, 2/15/2027 (n)	3,143,000	3,253,005
Sprint Capital Corp., 6.875%, 11/15/2028	7,140,000	9,258,438
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,761,490
Sprint Corp., 7.625%, 3/01/2026	9,360,000	11,699,813
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,835,000	5,096,815
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,960,000	5,412,600

		$60,524,291
Tobacco - 0.2%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$905,000	$899,344
Vector Group Ltd., 10.5%, 11/01/2026 (n)	1,785,000	1,827,393

		$2,726,737
Utilities - Electric Power - 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$9,400,000	$10,034,500
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,699,313
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	5,060,000	5,388,900
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,995,000	2,169,563
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,107,000	4,373,955
PG&E Corp., 5%, 7/01/2028	3,830,000	3,940,878
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,265,000	1,277,650
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	4,975,000	5,484,937

		$34,369,696
Total Bonds (Identified Cost, $1,136,452,779)		$1,185,950,359

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 2.5%
Construction - 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$486,887

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	3,300	$1,747,020

Special Products & Services - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF	343,000	$29,288,770
Total Common Stocks (Identified Cost, $29,199,507)		$31,522,677

Floating Rate Loans (r) - 0.9%
Broadcasting - 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 2.921%, 9/18/2026	$760,815	$739,417
WMG Acquisition Corp., Term Loan F, 2.286%, 11/01/2023	1,454,000	1,424,193

		$2,163,610
Cable TV - 0.1%
CSC Holdings LLC, Term Loan B5, 2.674%, 4/15/2027	$788,040	$762,429

Chemicals - 0.1%
Axalta Coating Systems LLC, Term Loan B3, 2.057%, 6/01/2024	$655,489	$637,667
Element Solutions, Inc., Term Loan B1, 2.161%, 1/31/2026	786,060	763,133

		$1,400,800
Computer Software - Systems - 0.2%
Sabre GLBL, Inc., Term Loan B, 2.161%, 2/22/2024	$1,571,908	$1,425,664
SS&C Technologies, Inc., Term Loan B5, 1.911%, 4/16/2025	785,945	761,712

		$2,187,376
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$1,560,009	$1,521,541

Food & Beverages - 0.0%
U.S. Foods Holding Corp., Term Loan B, 1.911%, 6/27/2023	$650,149	$614,797

Medical & Health Technology & Services - 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.911%, 8/12/2026	$786,070	$770,545
Jaguar Holding Co. I, Term Loan, 3.5%, 8/18/2022	785,796	782,064

		$1,552,609
Pharmaceuticals - 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.925%, 11/27/2025	$724,114	$708,365

17

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans - continued
Printing & Publishing - 0.1%
Nielsen Finance LLC (VNU, Inc.), Term Loan B4, 2.182%, 10/04/2023			$785,908	$762,821
Total Floating Rate Loans (Identified Cost, $12,067,499)				$11,674,348

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. -Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,021	$253
Appvion Holdings Corp. -Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,021	20
Total Warrants (Identified Cost, $0)				$273

Investment Companies (h) - 2.1%
Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.15% (v) (Identified Cost, $25,909,868)			25,909,093	$25,911,684

Other Assets, Less Liabilities - 0.8%				10,596,460
Net Assets - 100.0%				$1,265,655,801

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $25,911,684 and $1,229,147,657, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $847,251,165, representing 66.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

18

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,177,719,785)	$1,229,147,657
Investments in affiliated issuers, at value (identified cost, $25,909,868)	25,911,684
Cash	2,131,556
Receivables for
Investments sold	1,370,248
Interest	17,602,950
Other assets	1,080
Total assets	$1,276,165,175

Liabilities
Payables for
Distributions	$93
Investments purchased	8,355,184
Fund shares reacquired	2,103,596
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	16
Accrued expenses and other liabilities	50,389
Total liabilities	$10,509,374
Net assets	$1,265,655,801

Net assets consist of
Paid-in capital	$1,302,803,462
Total distributable earnings (loss)	(37,147,661)
Net assets	$1,265,655,801
Shares of beneficial interest outstanding	139,304,778
Net asset value per share (net assets of $1,265,655,801 / 139,304,778 shares of beneficial interest outstanding)	$9.09
See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$29,617,031
Dividends	975,945
Other	127,449
Dividends from affiliated issuers	120,397
Total investment income	$30,840,822
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,701
Custodian fee	30,409
Shareholder communications	2,325
Audit and tax fees	22,011
Legal fees	3,565
Pricing service fees	5,773
Regulatory filing fees	4,873
Miscellaneous	12,111
Total expenses	$89,786
Fees paid indirectly	(848)
Net expenses	$88,938
Net investment income (loss)	$30,751,884

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(15,235,322)
Affiliated issuers	(5,608)
Futures contracts	(708,829)
Forward foreign currency exchange contracts	(12,910)
Net realized gain (loss)	$(15,962,669)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$27,442,508
Affiliated issuers	(735)
Futures contracts	212,189
Forward foreign currency exchange contracts	1,533
Net unrealized gain (loss)	$27,655,495
Net realized and unrealized gain (loss)	$11,692,826
Change in net assets from operations	$42,444,710

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/20 (unaudited)	Year ended 1/31/20

From operations
Net investment income (loss)	$30,751,884	$46,393,089
Net realized gain (loss)	(15,962,669)	(2,243,741)
Net unrealized gain (loss)	27,655,495	37,361,392
Change in net assets from operations	$42,444,710	$81,510,740
Total distributions to shareholders	$(31,524,049)	$(46,567,029)
Change in net assets from fund share transactions	$365,704,497	$65,649,954
Total change in net assets	$376,625,158	$100,593,665

Net assets
At beginning of period	889,030,643	788,436,978
At end of period	$1,265,655,801	$889,030,643

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/20		Year ended
			1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
	(unaudited)
Net asset value, beginning of period	$9.33		$8.94	$9.31	$9.28	$8.41	$9.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.51	$0.52	$0.53	$0.56	$0.57
Net realized and unrealized gain (loss)	(0.24	)(g)	0.39	(0.36)	0.05	0.90	(1.03)
Total from investment operations	$0.01		$0.90	$0.16	$0.58	$1.46	$(0.46)

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.51)	$(0.53)	$(0.55)	$(0.59)	$(0.59)
From net realized gain	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.25)		$(0.51)	$(0.53)	$(0.55)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$9.09		$9.33	$8.94	$9.31	$9.28	$8.41
Total return (%) (s)(x)	0.28	(n)	10.29	1.86	6.33	17.77	(5.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02	(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.68	(a)	5.51	5.77	5.63	6.28	6.19
Portfolio turnover	34	(n)	59	38	46	44	33
Net assets at end of period (000 omitted)	$1,265,656		$889,031	$788,437	$1,197,932	$1,421,797	$1,350,666

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

24

Notes to Financial Statements (unaudited) – continued

Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where

25

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,288,770	$273	$1,747,020	$31,036,063
Mexico	—	486,887	—	486,887
Municipal Bonds	—	1,148,000	—	1,148,000
U.S. Corporate Bonds	—	1,032,553,067	—	1,032,553,067
Foreign Bonds	—	152,249,292	—	152,249,292
Floating Rate Loans	—	11,674,348	—	11,674,348
Mutual Funds	25,911,684	—	—	25,911,684
Total	$55,200,454	$1,198,111,867	$1,747,020	$1,255,059,341

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/20	$1,747,020
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/20	$1,747,020

26

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2020 is $0. At July 31, 2020, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At July 31, 2020, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(708,829)	$—
Foreign Exchange	—	(12,910)
Total	$(708,829)	$(12,910)

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$212,189	$—
Foreign Exchange	—	1,533
Total	$212,189	$1,533

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency

28

Notes to Financial Statements (unaudited) – continued

exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund

29

Notes to Financial Statements (unaudited) – continued

to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal

30

Notes to Financial Statements (unaudited) – continued

and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/20
Ordinary income (including any short-term capital gains)	$46,567,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/20

Cost of investments	$1,204,398,317
Gross appreciation	64,737,932

Gross depreciation	(14,076,908)
Net unrealized appreciation (depreciation)	$50,661,024

As of 1/31/20

Undistributed ordinary income	3,611,148
Capital loss carryforwards	(69,832,667)
Other temporary differences	(3,992,453)
Net unrealized appreciation (depreciation)	22,145,650

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(10,289,098)
Long-Term	(59,543,569)
Total	$(69,832,667)

31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2020, these costs amounted to $18.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.0016% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $710,619,680 and $357,716,076, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/20		Year ended 1/31/20

	Shares	Amount	Shares	Amount
Shares sold	53,614,302	$447,614,035	8,371,521	$76,828,459
Shares issued to shareholders in reinvestment of distributions	3,605,344	31,524,049	5,060,368	46,567,029
Shares reacquired	(13,245,231)	(113,433,587)	(6,293,406)	(57,745,534)
Net change	43,974,415	$365,704,497	7,138,483	$65,649,954

32

Notes to Financial Statements (unaudited) – continued

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 84%, 15%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2020, the fund’s commitment fee and interest expense were $2,231 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,286,126	$483,797,628	$481,165,727	$(5,608)	$(735)	$25,911,684

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$120,397	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Yield Pooled Portfolio

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable

34

Board Review of Investment Advisory Agreement – continued

expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

35

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

36

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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1. Go to mfs.com.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report
July 31, 2020
MFS®  Municipal High
Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MMH-SEM

MFS® Municipal High Income Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains, including over whether there will be a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the United States some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
September 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	17.3%
Healthcare Revenue - Long Term Care	10.1%
Universities - Secondary Schools	7.8%
General Obligations - General Purpose	6.2%
Universities - Colleges	5.1%
Sales & Excise Tax Revenue	4.6%
General Obligations - Schools	4.3%
Miscellaneous Revenue - Other	4.3%
Transportation - Special Tax	3.7%
Tax - Other	3.6%
Composition including fixed income credit quality (a)(i)
AAA	1.3%
AA	10.3%
A	17.8%
BBB	26.3%
BB	12.3%
B	3.8%
CCC	0.3%
CC	0.4%
C	2.3%
D	2.7%
Not Rated	22.9%
Cash & Cash Equivalents	1.1%
Other	(1.5)%
Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	19.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of July 31, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, February 1, 2020 through July 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 through July 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/20	Ending Account Value 7/31/20	Expenses Paid During Period (p) 2/01/20-7/31/20
A	Actual	0.65%	$1,000.00	$975.49	$3.19
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
B	Actual	1.41%	$1,000.00	$971.97	$6.91
	Hypothetical (h)	1.41%	$1,000.00	$1,017.85	$7.07
C	Actual	1.66%	$1,000.00	$970.74	$8.13
	Hypothetical (h)	1.66%	$1,000.00	$1,016.61	$8.32
I	Actual	0.65%	$1,000.00	$974.29	$3.19
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R6	Actual	0.57%	$1,000.00	$975.85	$2.80
	Hypothetical (h)	0.57%	$1,000.00	$1,022.03	$2.87
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.1%
Alabama - 2.3%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$335,000	$ 396,171
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,185,000	1,395,112
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	305,029
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,745,000	2,040,708
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	396,443
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	175,000	203,490
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,694,825
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,738,600
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	6,442,191
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,630,510
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	964,315
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	1,011,910
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	684,524
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	782,819
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	789,458
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,405,373
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,445,329
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,269,813
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (n)	1,500,000	1,516,530
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	4,200,000	4,280,178
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,743,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	$1,800,000	$ 2,000,898
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	3,865,505
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,711,371
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	24,710,000	27,364,348
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	12,640,000	13,863,678
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	33,580,000	37,382,264
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	5,790,000	7,142,718
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	4,331,824
		$131,799,898
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$ 984,497
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,424,216
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	5,985,000	6,099,673
		$8,508,386
Arizona - 2.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$325,000	$ 332,114
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	870,000	919,259
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	1,395,000	1,449,824
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	2,185,000	2,261,125
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	406,881
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,069,741
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,335,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038	$1,065,000	$ 1,151,979
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048	2,050,000	2,204,222
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053	3,190,000	3,442,839
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	486,500
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	786,095
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	2,087,826
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	770,000	832,455
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	817,963
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	735,000	778,960
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028	2,080,000	2,266,430
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038	1,810,000	2,012,539
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048	3,100,000	3,405,164
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	625,000	649,106
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,384,858
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,494,128
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029	485,000	478,229
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039	340,000	348,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049	$600,000	$ 607,374
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	3,105,000	2,872,404
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	5,005,000	4,463,659
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,357,774
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	296,982
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	257,043
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	304,185
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,140,000	1,133,160
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,940,092
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	905,240
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	483,790
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	243,924
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	466,252
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,207,132
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	848,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	$590,000	$ 628,816
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	1,073,338
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	2,825,638
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 4%, 1/01/2044	13,650,000	15,731,761
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	4,713,395
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,643,808
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	4,060,595
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,201,176
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	744,359
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,208,595
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,852,128
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,878,906
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	895,237
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	718,687
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,239,285
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,336,554
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,225,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	$1,430,000	$ 1,511,381
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,658,392
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,634,307
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,123,211
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	540,000	577,190
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,410,145
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,146,433
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	166,626
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	570,000	629,018
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	315,000	343,296
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	538,160
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	590,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034	$730,000	$ 748,630
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,740,000	3,747,069
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039	655,000	665,696
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	3,495,000	3,505,275
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049	1,235,000	1,242,867
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	3,968,118
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	4,780,915
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,913,552
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,119,778
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,558,381
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,292,952
		$155,638,466
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$ 815,608
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,651,347
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	170,821
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	1,165,000	1,410,966
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	1,146,690

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	$645,000	$ 792,647
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,450,000	1,776,438
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	635,248
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	694,420
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,965,000	2,367,687
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	409,147
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	607,754
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	3,062,833
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	5,080,515
		$20,622,121
California - 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$ 4,081,920
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	4,550,536
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,773,124
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,750,854
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	3,402,614
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	160,000	210,550
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	251,221
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	402,968
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	171,316
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	217,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	$85,000	$ 99,832
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,793,141
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,658,085
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,605,326
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	955,000	1,110,207
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	518,073
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,563,348
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,421,531
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	233,520
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,620,536
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	3,955,000	4,168,689
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,147,586
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,508,226
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	1,200,000	1,228,212
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,682,016
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	5,665,000	6,148,054
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)	11,405,000	6,130,187
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)	12,890,000	2,062,400
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,510,675
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	244,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	$435,000	$ 489,349
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	479,157
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	746,077
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2036	865,000	964,977
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,325,000	1,383,366
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	796,240
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	839,458
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	491,650
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,263,620
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	750,000	855,870
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	320,000	334,448
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	616,584
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	585,701
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,424,861
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	471,241
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	781,440
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	974,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	$450,000	$ 466,609
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,473,147
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,753,264
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,142,219
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,455,844
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,996,300
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	345,000	356,668
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	824,203
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,383,446
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,742,686
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,305,040
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,255,000	8,942,229
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,095,000	12,140,926
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	11,999,597
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	9,567,328
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,089,860
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,605,680
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,045,240
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,047,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	$3,000,000	$ 3,068,010
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	560,000	582,820
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	725,000	743,103
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,730,000	1,744,861
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	830,000	835,237
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	1,065,000	1,068,642
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	1,946,771
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	4,148,738
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	3,616,258
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	2,465,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,980,000	2,007,443
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,615,169
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	2,735,000	3,236,325
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,947,606
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,951,835
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,104,930
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,645,200
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,729,009
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	455,000	498,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	$4,240,000	$ 4,493,213
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	486,328
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	359,403
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	600,516
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	13,516,900
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	823,786
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	960,636
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,198,881
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	4,129,033
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	565,375
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,961,570
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	7,735,860
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041 (Prerefunded 8/01/2021)	12,965,000	3,167,998
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,913,218
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	3,570,014
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	3,854,956
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	380,000	373,392
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	11,477,900
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	12,500,000	14,556,125
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	739,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	$6,000,000	$ 6,348,660
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	2,085,964
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,439,859
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	254,122
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	1,050,000	1,321,782
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	960,000	1,204,733
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	613,854
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	3,250,708
		$276,062,435
Colorado - 2.1%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$ 86,318
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028 (w)	118,000	148,990
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	82,594
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029 (w)	118,000	151,730
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	82,380
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030 (w)	124,000	158,529
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	17,000	19,947
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031 (w)	129,000	163,889
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	76,000	88,880
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032 (w)	140,000	176,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$ 104,886
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033 (w)	140,000	175,826
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034 (w)	160,000	200,325
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035 (w)	56,000	69,821
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050 (w)	676,000	824,355
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 3.25%, 12/15/2050	1,113,000	1,194,984
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	1,006,016
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	340,551
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	612,237
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	429,405
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	458,969
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,132,410
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	522,492
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	398,675
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	394,160
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,901,068
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,646,861
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	2,020,411
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,715,916
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	353,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	$350,000	$ 411,793
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	427,977
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,214,780
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,908,073
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	721,928
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	840,000	1,042,356
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,440,000	4,194,770
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2045	525,000	584,215
Colorado Health Facilities Authority Hospital Rev. (Parkview Medical Center, Inc. Project), “A”, 4%, 9/01/2050	1,255,000	1,387,164
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,162,812
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,671,208
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	3,520,000	3,935,430
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,625,000	3,259,882
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033	4,295,000	4,472,598
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	951,778
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	711,319
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,169,400
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	5,045,224
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	6,370,000	7,380,919
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,370,000	2,591,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	$8,160,000	$ 9,235,325
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	8,504,942
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5%, 12/01/2035	730,000	743,994
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	1,500,000	1,511,220
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,150,539
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	723,863
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,920,150
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	3,057,016
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,957,851
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	855,690
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	8,357,925
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,368,820
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,791,913
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033	403,000	412,382
		$119,499,725
Connecticut - 0.7%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	$900,000	$ 995,832
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,413,395
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,925,050
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	546,495
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,578,585
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,000,000	2,085,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	$340,000	$ 340,813
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2033	255,000	283,573
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2034	230,000	255,095
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2039	1,015,000	1,028,479
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	675,000	697,322
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,482,909
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	12,405,000	12,121,174
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,454,428
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,569,189
		$39,777,699
Delaware - 0.6%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	$1,105,000	$ 1,173,499
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,094,735
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,283,411
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,473,321
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	323,640
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	691,703
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	963,921
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,683,985
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,970,758
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,467,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2050	$4,250,000	$ 4,932,805
Delaware Health Facilities Authority Rev. (Christiana Care Health System), “A”, 4%, 10/01/2049	5,815,000	6,697,833
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	732,405
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	976,107
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,076,041
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	842,759
		$31,384,070
District of Columbia - 0.6%
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	$1,450,000	$ 1,563,492
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,360,000	1,441,573
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	2,090,000	2,194,521
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	1,330,000	1,378,119
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	1,680,000	1,733,777
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,743,796
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,569,296
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,442,239
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	910,072
Metropolitan Washington D.C. Airports Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	6,980,000	7,787,237
		$32,764,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 6.9%
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	$1,250,000	$ 1,386,013
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,198,660
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,097,360
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,330,000	1,665,891
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	2,260,000	2,820,005
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	445,000	450,095
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	690,000	714,281
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	875,000	929,268
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	260,000	263,026
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	140,000	142,008
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	20,088
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	776,271
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	360,272
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,527,085
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	225,000	227,556
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	415,496
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,740,000	2,866,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	$905,000	$ 905,416
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,162,889
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)	300,000	183,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	300,000	183,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)	1,055,000	643,550
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)	10,590,000	6,459,900
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)	805,000	491,050
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Cypress Bluff Community Development District, 3.75%, 5/01/2024	850,000	869,159
Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,275,000	1,355,975
Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,650,000	3,934,809
Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,630,000	2,827,434
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	661,520
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	790,392
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,876,693
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	957,858
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	5,415,000	6,043,411
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “A”, 4%, 8/15/2045	14,605,000	16,097,777
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,002,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$3,050,000	$ 3,056,374
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028	1,165,000	1,218,940
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038	1,005,000	1,068,797
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	1,700,000	1,780,308
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039	3,090,000	3,268,138
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049	11,995,000	12,538,014
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	458,888
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	510,000	527,396
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,165,030
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	1,180,000	1,201,299
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,891,341
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,313,635
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,362,741
Florida Capital Trust Agency, Educational Facilities Rev. (Wonderful Foundations Charter School Portfolio Projects), “A-1”, 5%, 1/01/2055 (n)	1,050,000	1,068,680
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,643,003
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036	1,155,000	1,269,310
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	1,980,000	2,154,458
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034	525,000	621,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039	$610,000	$ 712,864
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049	4,340,000	4,976,808
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,591,892
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,036,775
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	7,490,000	7,539,134
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	14,360,000	15,258,936
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,224,375
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,367,350
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	240,000	249,794
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	550,000	588,093
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	1,080,000	1,146,204
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,578,871
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	4,365,000	4,518,866
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,397,637
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	995,000	1,119,345
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	720,000	804,564
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,350,000	1,504,076
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	865,800
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,184,180
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,518,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	$2,030,000	$ 2,062,642
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,451,436
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,625,000	2,634,896
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	2,220,000	2,173,269
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	2,070,000	2,016,428
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	3,195,000	3,133,592
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,620,000	5,071,051
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,617,650
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	2,345,000	2,278,543
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	4,146,541
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	525,000	542,068
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,300,000	1,365,754
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,330,000	2,421,219
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	3,062,780
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,672,224
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,360,000	1,361,047
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,345,000	4,468,702
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,786,640
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,560,000	1,623,461
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	4,068,133
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,097,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children's Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	$7,250,000	$ 7,661,147
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,145,380
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,366,608
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,609,925
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	369,002
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,117,568
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,138,780
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	324,162
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	9,038,717
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,200,000	1,255,152
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	763,843
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,088,992
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	220,000	226,840
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	940,000	965,935
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	1,244,250
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	8,513,813
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	485,733
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,212,590
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,295,000	1,563,207
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	442,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	$840,000	$ 510,233
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	186,426
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	547,830
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	632,008
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	649,362
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	692,089
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	531,934
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	700,812
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	734,289
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	824,730
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046	1,685,000	681,010
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047	1,025,000	398,838
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048	1,125,000	421,358
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050	2,245,000	777,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051	$1,345,000	$ 446,809
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2052	1,390,000	444,036
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053	915,000	281,024
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2054	1,290,000	380,847
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,600,000	3,601,188
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	12,965,000	14,626,594
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,201,330
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,164,605
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,164,305
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	110,000	110,446
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	517,700
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,417,977
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,612,250
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,549,657
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	929,979
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	1,056,890
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,058,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	$1,270,000	$ 1,356,538
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	450,000	472,604
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,372,693
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	390,000	409,750
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,474,763
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,049,794
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,924,519
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	3,900,000	3,975,699
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024	420,000	427,480
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029	700,000	726,446
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037	1,000,000	1,033,310
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	1,345,000	941,500
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041 (a)(d)	2,800,000	1,960,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	314,297
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	174,513
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	162,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	$315,000	$ 351,134
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,033,269
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,662,156
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	3,007,997
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,100,000	6,800,158
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,090,961
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,044,160
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	550,313
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	815,042
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	366,471
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	480,222
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	458,208
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	595,817
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	252,761
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	241,080
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	185,000	74,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2049	$8,625,000	$ 2,897,051
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2053	8,640,000	2,422,310
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	393,989
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	397,281
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	659,190
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	2,077,073
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,715,000	4,613,436
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,378,709
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,020,000	4,228,397
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,299,666
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	410,564
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	952,341
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,069,970
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,761,173
		$391,278,407
Georgia - 0.9%
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	$3,798,813	$ 3,813,286
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	631,840
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,102,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	$1,100,000	$ 1,172,281
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2050 (w)	1,235,000	1,544,108
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031 (w)	195,000	249,167
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032 (w)	130,000	152,302
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033 (w)	105,000	121,737
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034 (w)	120,000	138,282
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036 (w)	235,000	268,015
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037 (w)	220,000	272,325
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038 (w)	210,000	259,174
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039 (w)	65,000	73,437
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040 (w)	105,000	128,800
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	7,170,000	7,201,692
Fulton County, GA, Development Authority Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050 (w)	1,685,000	1,928,702
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	435,000	456,132
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,923,170
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	2,605,000	3,117,508
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	2,580,000	3,064,111
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	2,580,000	3,057,971
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	4,735,501
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	438,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	$415,000	$ 477,213
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	326,604
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	3,465,000	4,081,042
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2027 (n)	2,780,000	2,997,507
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037 (n)	2,880,000	3,038,947
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	976,433
		$48,749,172
Guam - 0.7%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026	$12,905,000	$ 12,967,460
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,003,116
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,292,417
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,104,395
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	412,201
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,849,894
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,640,000	8,183,136
		$39,812,619
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	$2,015,000	$ 1,917,494
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,011,409
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	938,197
		$3,867,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$ 938,506
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	4,295,897
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029	185,000	195,107
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039	1,100,000	1,294,326
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	515,000	597,467
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054	565,000	653,372
Idaho Housing and Finance Association, Tax Exempt Mortgage-Backed Securities, “E”, GNMA, 3.5%, 8/21/2049	2,866,159	3,055,382
		$11,030,057
Illinois - 11.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$12,665,000	$ 12,239,456
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	2,170,000	2,325,285
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,823,391
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,069,820
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,726,386
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,700,545
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,565,711
Chicago, IL, “A”, 5%, 1/01/2040	7,775,000	7,804,389
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,408,048
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,171,268
Chicago, IL, Board of Education, 5%, 12/01/2042	12,065,000	12,286,634
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,713,274
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,419,818
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	9,849,088
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	3,186,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	$1,730,000	$ 1,244,164
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	4,075,000	3,857,232
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	940,399
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,628,048
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	4,297,288
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	3,125,000	3,181,000
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	418,832
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	312,402
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,215,639
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,217,948
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,183,434
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,969,862
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	22,984,401
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	3,335,000	3,740,369
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	1,290,000	1,465,376
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	3,270,000	3,760,631
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,550,000	1,803,828
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,030,000	1,210,260
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	775,000	917,275
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,135,000	2,540,095
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,615,168
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	7,500,000	8,802,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	$6,425,000	$ 7,494,955
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,387,313
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,658,460
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,766,291
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,459,432
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	944,280
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	938,936
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	933,224
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	830,465
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	828,142
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	594,243
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	6,298,464
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	9,438,534
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	11,434,397
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	2,610,000	2,197,646
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,677,592
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,897,777
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	1,785,000	1,906,273
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,142,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	$4,705,000	$ 5,212,152
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	3,757,123
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	854,445
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	2,095,000	2,245,987
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	10,017,293
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	780,000	880,417
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	335,000	377,264
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	7,015,000	7,470,975
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	3,940,000	4,294,679
Chicago, IL, General Obligation, “A”, 5%, 1/01/2035	1,310,000	1,381,631
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,354,536
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,920,000	2,024,986
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,583,664
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	877,304
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	15,385,000	16,790,266
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	16,030,000	17,985,660
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,776,733
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,184,260
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,833,897
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	877,055
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,403,247
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,486,191
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	736,202
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	364,624
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,462,941
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	5,606,065
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,055,000	1,073,547
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	563,296
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,945,000	9,369,856
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	835,000	964,609
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	3,030,000	3,489,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	$818,000	$ 818,074
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	6,000,000	6,233,280
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	744,261
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,898,892
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,495,000	2,499,541
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,366,680
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,361,100
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	2,395,000	2,441,679
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	2,980,000	3,033,431
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	350,000	392,886
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	430,000	487,147
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,452,887
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.47% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,070,375
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	3,189,664
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	10,550,811
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,612,595
Illinois Finance Authority Rev. (Presence Health Network), “C”, ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	533,327
Illinois Finance Authority Rev. (Presence Health Network), ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	24,521
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,457,842
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	699,136
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,420,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	$1,005,000	$ 1,090,767
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,050,685
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	139,160
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	704,416
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	725,000	874,930
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	698,854
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	1,141,256
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	427,379
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	834,735
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	419,158
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	5,959,476
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	15,061,837
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	160,000	193,947
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	205,000	248,095
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	2,300,000	2,689,160
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	4,995,000	5,954,440
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	4,170,000	5,072,013
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	930,000	1,151,889
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	2,185,000	2,757,492

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	$1,960,000	$ 2,392,415
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,735,000	3,346,601
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,315,000	1,439,254
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	765,000	834,852
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,315,000	1,458,598
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	1,090,000	1,345,256
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,365,000	1,714,849
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	820,000	987,567
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,631,375
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,458,000	2,458,959
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	3,590,441
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	6,310,200
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	11,954,176
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	3,390,000	2,986,522
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	865,343
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	967,598
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	916,847
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	434,430
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,519,571
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,579,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	$1,130,000	$ 1,131,413
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,108,464
State of Illinois, 4.875%, 5/01/2021	930,000	949,418
State of Illinois, 5%, 2/01/2025	2,670,000	2,971,149
State of Illinois, 5%, 1/01/2028	550,000	568,920
State of Illinois, 5%, 5/01/2028	4,130,000	4,486,625
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,517,312
State of Illinois, 5%, 11/01/2028	2,595,000	2,945,065
State of Illinois, 5%, 2/01/2029	2,820,000	3,208,258
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,327,380
State of Illinois, 5.5%, 5/01/2039	4,150,000	4,943,604
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,539,814
State of Illinois, 5%, 11/01/2040	10,180,000	11,088,158
State of Illinois, 5.75%, 5/01/2045	3,860,000	4,625,670
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,253,976
State of Illinois, AGM, 4%, 2/01/2030	900,000	988,938
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	7,135,757
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,033,991
State of Illinois, “A”, 5%, 11/01/2027	12,495,000	14,454,216
State of Illinois, “A”, 5%, 11/01/2028	16,990,000	19,913,129
State of Illinois, “A”, 4%, 12/01/2033	1,960,000	2,041,595
State of Illinois, “A”, 5%, 4/01/2036	2,760,000	2,894,384
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,226,521
State of Illinois, “A”, 5%, 12/01/2024	470,000	521,615
State of Illinois, “A”, 5%, 12/01/2038	1,185,000	1,311,463
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2033	2,615,000	3,099,036
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2034	2,930,000	3,458,836
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,660,000	1,943,362
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2039	1,870,000	2,167,854
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,206,361
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,365,976
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	9,916,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	$8,460,000	$ 9,787,459
		$636,350,725
Indiana - 1.1%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042 (a)(d)	$2,500,000	$ 25,000
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,815,991
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,231,658
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	486,928
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,198,417
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,266,560
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,754,728
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	221,050
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	368,601
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	975,838
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	1,755,000	1,998,594
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	484,927
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	471,905
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	12,096,911
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	2,960,000	3,259,374
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,469,811
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	732,402
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	534,433
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	664,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	$1,640,000	$ 1,963,998
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,697,520
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,870,015
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,087,454
		$59,676,378
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$ 903,616
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,667,575
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	803,374
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,060,000	1,124,490
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	908,423
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,643,901
Iowa Finance Authority Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,000,000	1,096,850
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	2,595,000	2,612,594
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	7,605,761
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,353,928
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset-Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,561,740
		$27,282,252
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$ 3,850,236
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,598,085
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,535,693
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	665,492
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,179,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	$985,000	$ 1,065,386
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,369,203
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,215,840
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,418,371
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,490,975
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,563,810
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,731,795
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,914,988
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,990,000	2,077,500
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,840,000	2,951,754
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,364,420
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	610,778
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	699,265
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	556,745
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,745,145
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,759,747
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,575,465
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	535,000	543,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	$2,845,000	$ 2,898,657
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,505,000	1,481,627
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,986,749
		$46,851,117
Kentucky - 1.5%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$ 965,170
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	952,447
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	1,084,986
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	2,840,000	2,966,266
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,381,042
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	3,147,691
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,915,670
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,326,842
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046	2,640,000	2,716,982
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,456,150
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	15,559,044
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	6,006,050
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,348,469
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,178,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	$1,555,000	$ 1,726,594
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,699,633
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,403,858
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,717,494
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,401,844
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,326,617
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,563,600
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,162,420
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,577,389
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	8,965,000	10,404,420
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,569,182
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,488,314
		$87,046,854
Louisiana - 1.4%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$ 1,535,235
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,263,232
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,040,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), “A-1”, 4.5%, 12/01/2047	$1,010,000	$ 1,131,422
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	1,450,000	1,596,160
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	11,350,000	10,420,095
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	5,015,000	4,731,853
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	3,855,000	3,625,319
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	655,491
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,844,366
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	5,045,000	4,685,292
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,188,327
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,603,707
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish Gomesa Project), 4.4%, 11/01/2044 (n)	3,385,000	3,389,434
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	2,175,000	2,346,629
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	1,615,000	1,723,189
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	1,740,000	1,787,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	$4,000,000	$ 4,040,400
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	914,589
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,574,482
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,885,808
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	670,000	717,650
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	1,660,000	1,653,891
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	2,635,000	2,521,010
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,540,536
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,315,831
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	2,126,520
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	875,000	1,014,046
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045	2,405,000	2,779,916
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045	1,095,000	1,259,699
		$80,911,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$ 2,858,800
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,747,080
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2045	4,630,000	5,328,528
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	5,900,000	6,760,692
		$21,695,100
Maryland - 0.9%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$2,680,000	$ 2,803,280
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	507,995
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	576,510
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,233,881
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	2,951,243
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	853,961
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	751,362
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,202,746
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	7,145,000	8,087,640
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	5,745,000	6,445,603
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,220,570
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	397,012
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,106,352
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,968,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	$175,000	$ 159,919
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	447,242
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,865,000	1,525,178
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,617,172
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,417,844
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,608,749
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	997,419
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,334,049
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	790,000	830,029
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	775,000	813,967
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	896,924
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,505,673
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,542,582
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,624,128
		$53,427,860
Massachusetts - 2.1%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$300,000	$ 303,750
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	455,000	480,990
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	761,948
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	587,755
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	9,250,000	4,162,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	1,300,000	1,559,402
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	9,870,000	11,707,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	$1,450,000	$ 1,638,920
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,390,790
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	935,509
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,119,968
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,275,799
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	906,122
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,193,759
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,136,710
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,368,550
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	243,117	36,365
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	400,000	429,852
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	3,140,000	3,349,721
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	7,070,000	7,496,887
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,615,450
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	183,758
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,606,332
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	938,792
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	560,232
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	749,393
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,928,280
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,285,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	$3,120,000	$ 3,335,561
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,305,000	1,517,519
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,094,404
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,104,086
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	5,790,000	5,843,268
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	6,910,365
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	10,581,339
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	250,628
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	775,000	798,080
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	805,000	829,400
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	11,835,000	12,076,434
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,745,000	1,780,598
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	570,000	604,143
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	355,218
		$115,790,635
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$ 2,495,347
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	9,635,000	10,569,113
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,484,054
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	391,538
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,150,290
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	558,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	$725,000	$ 904,162
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	822,625
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,444,930
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,179,532
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,667,820
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,184,905
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	3,810,000	4,438,840
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	659,359
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	841,800
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,259,866
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), “A”, 4%, 11/15/2050	8,625,000	9,766,346
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,892,570
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,768,367
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,231,410
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	6,401,360
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	6,610,000	7,825,182
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,033,174
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,439,868
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,589,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	$2,375,000	$ 2,591,552
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,585,908
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	1,365,000	1,485,338
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	1,043,132
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	3,405,000	3,619,651
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,000,000	884,840
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	783,135
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	1,831,619
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	1,801,210
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,499,982
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	856,890
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	645,162
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,382,588
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,479,863
		$99,491,269
Minnesota - 0.7%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$ 541,475
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,252,840
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,266,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	$3,680,000	$ 4,309,538
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,247,236
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,382,233
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	1,570,000	1,488,847
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	395,863
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	740,000	782,187
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	8,390,000	9,224,134
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	4,395,000	4,427,040
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	264,287
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	454,562
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	751,600
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	660,492
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,345,176
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	261,708
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,303,662
		$37,358,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 0.5%
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	$3,800,000	$ 3,870,414
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,610,000	2,891,906
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	1,977,453
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,315,964
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	3,002,662
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,351,131
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,211,922
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,204,549
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	664,159
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	9,382,692
		$30,872,852
Missouri - 1.2%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$ 798,400
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	7,785,000	9,373,062
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,236,600
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	5,740,000	5,961,449
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	535,396
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,702,322
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,361,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	$2,125,000	$ 2,375,793
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,960,828
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	595,000	634,097
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	4,290,000	4,874,856
Osage Beach, MO, Tax Increment Rev. (Prewitt's), 5%, 5/01/2023	790,000	748,106
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	706,725
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	494,327
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,357,656
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,072,723
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,115,091
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,537,946
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	1,004,652
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,825,213
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,715,752
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,005,000	11,535,441
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,425,896
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 5%, 10/01/2035	2,750,000	2,437,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	$3,040,000	$ 3,055,048
		$68,845,530
Montana - 0.2%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$920,000	$ 1,007,520
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,478,553
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	6,362,486
		$11,848,559
Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$ 1,626,168
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,673,844
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	810,000	858,025
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	4,530,000	4,989,206
		$10,147,243
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$570,000	$ 585,550
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,761,957
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	1,395,000	1,423,179
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,242,573
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	4,115,000	4,155,204
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,058,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	$1,015,000	$ 1,051,357
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	104,196
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	132,718
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	479,000
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	601,582
		$13,595,766
New Hampshire - 0.7%
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	$11,100,077	$ 12,147,147
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	7,730,000	7,890,243
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	2,875,000	4,376,957
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	4,066,271
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	4,057,970
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,197,887
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,168,739
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,668,470
		$39,573,684
New Jersey - 4.9%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$5,875,000	$ 7,090,361
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	585,256
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,250,000	1,759,703
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	511,683
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	491,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	$690,000	$ 759,800
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,821,269
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,427,683
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	367,517
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	361,163
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,099,400
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,183,077
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	589,482
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	75,000	75,947
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	4,000,000	4,387,160
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,155,000	9,641,130
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	635,200
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,255,633
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,153,336
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,531,611
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,369,006
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	2,530,000	3,025,222
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,810,000	3,293,629
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	104,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	$615,000	$ 608,530
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	697,330
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	945,659
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,419,717
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	949,526
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	791,644
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,346,457
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,315,080
New Jersey Economic Development Authority Rev., School Facilities Construction, “XX”, 5%, 6/15/2021	2,145,000	2,221,255
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,054,630
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,450,846
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	7,120,232
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	4,192,277
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	2,155,000	2,672,114
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	705,000	708,737
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,835,750
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	455,044
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	6,095,684
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,868,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	$10,225,000	$ 11,479,607
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,997,160
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,985,361
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,674,794
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,676,436
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,475,257
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,704,903
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,824,520
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	7,824,839
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	14,265,000	16,300,330
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,453,554
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,809,942
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,514,085
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	5,158,368
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,720,400
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	2,930,000	3,104,013
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,869,450
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	5,849,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	$625,000	$ 736,044
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	625,000	718,006
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042	3,350,000	3,490,800
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	28,197,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	16,375,000	13,267,680
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,966,565
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	7,418,810
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,432,325
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	9,360,000	7,841,434
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	15,000,000	10,943,700
		$276,703,495
New Mexico - 0.1%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$ 632,995
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,500,000	1,661,100
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	3,035,000	3,357,438
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	371,142
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	284,059
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	290,047
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	744,327
		$7,341,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 4.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,096,640
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	2,075,000	2,253,118
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,398,818
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “B”, 5%, 7/01/2021	100,000	99,776
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,986,801
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,141,242
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	8,170,088
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,059,380
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,230,000	1,263,296
Monroe County, NY, Industrial Development Corporation Rev. (University of Rochester Project), “A”, 4%, 7/01/2050 (w)	6,920,000	8,109,410
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	860,289
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,307,301
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,065,230
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	942,304
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	1,500,000	1,755,930
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040	1,000,000	1,117,190
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	33,110,799
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	16,525,000	17,569,215
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,191,289
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	7,195,000	7,808,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2020	$5,000,000	$ 5,000,000
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,362,351
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,211,230
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	2,235,000	2,328,490
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	3,500,000	3,652,600
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,485,000	9,317,378
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,600,000	1,750,160
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,294,092
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,438,007
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,210,297
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,075,000	1,134,953
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	6,865,000	6,984,039
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,900,000	6,907,038
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	3,210,566
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,429,758
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	2,290,531
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,792,548
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	3,930,000	4,460,354
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	12,395,000	13,974,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	$2,830,000	$ 2,850,036
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	2,799,738
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,165,000	1,076,553
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	4,680,000	4,175,870
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	1,745,000	1,539,230
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	9,110,000	7,965,511
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	3,070,000	2,631,113
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	979,828
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	485,260
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,406,228
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	3,015,000	2,876,370
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,269,865
		$235,110,711
North Carolina - 1.1%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$2,500,000	$ 2,936,250
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,080,175
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,328,276
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	737,376
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2049	5,210,000	5,927,521
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	14,235,000	16,194,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	$3,585,000	$ 3,828,816
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,581,915
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,653,205
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,096,981
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,758,644
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,279,345
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,758,559
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,817,759
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	554,818
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,080,298
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,192,763
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	874,665
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2049	7,505,000	9,027,915
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,381,412
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,076,314
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2045	1,130,000	1,746,957
		$61,914,554
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$265,000	$ 279,249
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	720,000	763,891
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	6,505,000	7,228,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$5,445,000	$ 6,253,800
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,437,655
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	785,984
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	5,850,505
		$24,599,831
Ohio - 5.3%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$ 3,845,129
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	14,535,000	16,138,937
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2031	2,200,000	2,932,116
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	1,100,000	1,431,782
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	712,421
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,720,000	2,217,648
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	45,000	52,684
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	641,790
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	7,290,000	8,149,564
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	57,685,000	63,570,024
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	76,490,000	11,056,629
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,693,275
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,250,500
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,402,975
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,239,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	$920,000	$ 957,564
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,535,230
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	933,693
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,055,000	1,062,491
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,412,012
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,384,761
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,678,536
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,587,990
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,730,794
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	16,339,045
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	913,690
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,295,000	1,372,570
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,850,735
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,457,059
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,139,091
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	5,710,000	6,373,274
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	7,920,000	8,706,852
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040	1,955,000	1,975,899
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,233
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	1,700,000	1,923,074
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	13,945,000	16,881,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041 (w)	$3,455,000	$ 3,835,119
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047 (w)	1,910,000	2,202,211
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	5,490,000	5,996,672
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2042	1,575,000	1,700,779
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,209,280
Montgomery County, OH, Senior Living Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049 (n)	9,915,000	5,727,201
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	5,900,000	6,389,287
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	2,325,000	2,471,335
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	3,115,000	3,305,015
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,379,326
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,415,215
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,623,584
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,028,150
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,495,000	1,931,600
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,425,000	1,822,703
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,505,000	1,919,492
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	2,575,000	3,256,602
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	9,305,000	10,423,647
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	12,790,000	14,433,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	$3,355,000	$ 3,700,968
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,952,204
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	9,062,839
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,205,000	3,208,814
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	385,000	389,431
		$300,397,406
Oklahoma - 1.0%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$665,000	$ 646,573
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (n)	2,105,000	2,260,139
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,850,000	3,050,840
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,015,000	3,611,940
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,425,167
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	847,156
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	4,204,761
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,799,563
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	5,067,049
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,796,694
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	11,495,000	13,665,026
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	3,900,000	4,419,636
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	741,833
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	6,652,176
		$58,188,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$ 1,052,950
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	2,102,240
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	3,166,920
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025 (n)	1,050,000	1,058,694
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	655,000	682,831
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,206,315
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	847,779
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	2,360,000	2,992,669
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	1,665,000	1,903,961
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,575,000	1,992,202
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, AGM, 4%, 8/15/2045	4,330,000	5,073,937
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	1,880,000	1,888,159
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,118,573
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	830,000	1,023,913
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	11,285,000	12,764,576
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,356,435
		$43,232,154
Pennsylvania - 6.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$9,450,000	$ 10,403,033
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	847,107
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	812,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	$2,175,000	$ 2,277,138
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	6,700,000	7,003,577
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,659,208
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,073,003
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,162,126
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,805,364
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,780,000	1,919,641
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	12,500,000	13,494,500
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	3,088,012
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	1,485,000	1,625,154
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	4,840,000	5,412,669
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	560,160
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	10,695,000	11,809,954
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	275,000	318,057
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	330,000	379,381
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	415,000	474,951
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	400,000	455,384
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	215,000	244,262
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	2,600,000	2,477,410
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	832,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	$1,000,000	$ 1,005,500
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,733,841
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	978,845
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,263,135
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	674,916
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,876,750
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,395,000	1,751,074
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,491,037
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	752,354
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,711,676
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	898,699
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 4%, 1/01/2033	2,385,000	2,423,494
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2038	385,000	404,535
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,443,522
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	784,026
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	765,000	816,423
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	770,000	865,880
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	339,818
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	426,182

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	$325,000	$ 327,048
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	180,182
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	877,545
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	195,000	206,415
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,855,903
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	392,061
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,717,207
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,742,346
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	511,341
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,659,744
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	6,045,000	6,329,175
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,602,732
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	4,280,000	4,466,094
Lancaster County, PA, Hospital Authority Health System Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	500,000	507,645
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	10,125,000	11,382,727
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,739,158
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	8,160,199
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,305,000	1,604,080
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	3,093,454
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,928,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	$4,795,000	$ 5,308,592
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	8,850,000	10,679,826
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,799,698
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,356,923
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	3,680,000	4,318,664
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,020,470
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,969,678
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,187,100
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,282,516
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	11,050,470
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,240,000	3,296,506
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2040 (w)	1,440,000	1,707,754
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,528,889
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,660,458
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	6,280,000	6,934,816
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,876,694
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	13,384,684
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	2,590,000	3,207,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	$1,065,000	$ 1,090,954
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,991,906
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	1,000,000	1,006,120
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 4%, 4/01/2026	1,255,000	1,283,526
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,611,055
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	954,588
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,265,000	2,417,140
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	2,119,202
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,566,426
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030 (w)	550,000	664,912
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040 (w)	600,000	702,474
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050 (w)	575,000	667,052
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,786,116
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	5,832,338
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,246,115
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,152,434
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	922,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	$1,670,000	$ 1,803,249
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,072,326
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,698,798
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	3,109,642
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	12,169,962
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	3,245,000	3,343,259
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	4,690,000	4,856,542
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,261,604
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	2,600,000	2,499,484
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,655,000	3,431,935
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	8,405,000	9,941,098
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	510,940
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,540,000	1,922,983
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	2,045,000	2,402,425
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	634,542
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,826,885
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	632,777
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,814,061
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	629,855
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	1,260,000	1,467,270
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,859,448
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,170,659
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	292,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	$785,000	$ 1,121,325
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	467,602
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	3,321,024
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	10,064,574
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,335,790
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	2,555,000	2,872,791
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	3,920,000	4,395,065
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,685,000	3,006,233
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2050	2,555,000	2,855,110
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	395,000	397,362
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	361,362
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	416,030
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	404,921
		$381,017,030
Puerto Rico - 10.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$ 10,162,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	810,000	815,022
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,355,772
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	4,120,000	4,510,370
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	7,680,000	7,726,080
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,204,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	$4,440,000	$ 4,883,023
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,414,103
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	634,265
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	28,649,674
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	11,220,000	12,283,095
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	11,915,205
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,135,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	8,877,096
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,531,183
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	8,110,000	8,918,161
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	2,140,000	2,182,886
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,369,247
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	3,395,000	3,511,652
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	810,000	815,038
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	768,750
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	61,430,000	35,859,762
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	305,000	305,317
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,179,746
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	875,000	886,401
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,352,841
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,665,000	3,753,326
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,558,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$22,920,000	$ 15,700,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,960,000	2,027,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,055,000	725,313
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	343,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	4,540,937
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	359,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	5,863,600
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,825,000	10,155,125
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,233
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,345,586
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	2,950,000	2,017,063
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,205,399
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	382,402
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,155,095
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	241,805
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	261,955
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	186,147
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,018,904
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	698,079
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,064
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	1,661,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$3,275,000	$ 2,243,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	291,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	8,144,650
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,239,250
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,489
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	492,847
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,705,631
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	8,935,000	9,111,913
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	487,008
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	1,070,000	1,097,702
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	3,853,440
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,250,000	5,366,602
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	21,245,000	21,670,750
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	630,000	640,899
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	306,494
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	694,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	4,720,000	3,221,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	3,613,106
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	811,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,655,000	2,512,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$15,500,000	$ 15,887,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,677,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,763,652
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	25,000	24,975
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	575,620
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	375,000	374,310
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	648,928
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	199,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,638,202
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	977,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$1,330,000	$ 1,312,072
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,155,000	1,109,378
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,595,165
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	486,512
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,197,000
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,819,510
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,456,205
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,244,672
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,783,472
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	17,840,000	19,458,266
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,169,063
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	3,869,262
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	785,303
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	2,394,557
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	327,142
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	735,000	737,720
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,530,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	$1,470,000	$ 1,505,427
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	600,000	614,460
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	694,050
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,580,323
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,628,984
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	95,138,000	102,801,366
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	17,233,000	17,945,929
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	312,417
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	4,051,000	4,318,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	446,000	407,626
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,176,189
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	647,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	14,565,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	13,459,349
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	15,572,000	4,535,345
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	599,474
		$589,690,087
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$985,000	$ 986,123
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,185,000	2,252,385
		$3,238,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030	$425,000	$ 429,582
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040	1,000,000	1,004,280
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049	500,000	504,175
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,440,659
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	1,500,000	1,578,780
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	4,060,000	4,316,146
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	726,327
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	867,992
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,890,533
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,594,748
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	4,078,439
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,564,782
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,960,456
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	2,118,893
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	10,814,496
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,796,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	$2,610,000	$ 2,740,865
South Carolina Ports Authority Rev., 5.25%, 7/01/2050	1,485,000	1,836,336
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,563,801
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,384,992
		$56,212,316
Tennessee - 0.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$2,270,000	$ 2,535,340
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	390,000	436,028
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	590,000	718,484
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	295,000	355,599
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,022,750
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	800,156
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	937,272
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,580,045
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	10,535,000	12,269,166
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	268,865
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	310,000	341,053
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,422,250
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	500,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	$1,000,000	$ 1,011,870
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,298,113
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	2,205,000	2,421,134
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	2,570,000	2,858,097
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	12,025,000	13,570,453
		$51,346,830
Texas - 6.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$945,000	$ 967,208
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	1,810,000	1,768,641
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	4,810,000	4,514,522
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	898,728
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,995,302
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,108,516
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,802,202
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,740,426
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	948,968
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	775,016
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	4,004,622
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,087,421
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	903,395
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,344,901
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	250,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	$615,000	$ 591,279
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	384,636
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	563,308
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	1,245,000	1,227,844
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	1,054,493
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,485,016
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	954,267
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	733,948
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,065,469
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	305,000	313,760
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,032,082
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,701,797
College of the Mainland, TX, General Obligation, 4%, 8/15/2049	2,760,000	3,178,996
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,480,679
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,694,210
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	2,015,887
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,874,133
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	875,438
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,618,181
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,460,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	$185,000	$ 188,952
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	458,483
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,702,108
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	18,436,559
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	332,590
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	638,707
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,810,637
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	4,740,373
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	164,466
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) “A”, 5%, 7/01/2027	730,000	763,339
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) “B-2”, 5%, 7/15/2027	1,005,000	1,051,140
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,761,133
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,282
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,473,619
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	197,991
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	294,758
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	319,737
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	576,159
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	4,240,000	4,498,682
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	535,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	$1,905,000	$ 2,182,082
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,920,597
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029	780,000	774,891
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039	2,030,000	2,108,683
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049	1,555,000	1,601,246
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,635,380
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	3,088,590
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,158,980
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,219,240
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	278,692
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	420,000	355,706
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	666,004
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	742,714
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	51,940
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	255,000	246,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	$440,000	$ 423,830
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,359,278
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	465,000	464,967
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,439,866
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,485,376
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	550,000	530,288
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,940,673
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	235,538
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,042,622
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,267,206
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	3,205,000	3,004,046
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	310,000	366,764
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	310,000	366,764
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	770,000	910,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,295,000	$ 1,407,354
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,728,732
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	2,250,000	2,523,262
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	155,000	159,238
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	385,000	393,847
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	1,155,000	1,175,975
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	595,000	611,702
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	655,000	670,530
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	785,000	800,771
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	1,435,000	1,467,431
North Texas Tollway Authority Rev., 6%, 1/01/2043 (Prerefunded 1/01/2021)	1,280,000	1,310,336
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	3,636,615
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	9,200,000	9,229,256
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	8,475,000	8,439,490
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	10,097,637
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,157,152
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,109,673
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,810,200
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,082,640
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	545,000	701,737
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	680,000	869,489
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	686,075
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	680,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	$830,000	$ 1,041,252
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	810,000	1,035,974
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	675,000	855,414
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	611,178
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	744,702
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	2,960,792
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	1,095,000	1,165,091
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,585,305
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,481,610
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	5,210,000	5,372,865
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041 (a)(d)	2,750,000	1,787,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035 (a)(d)	845,000	549,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045 (a)(d)	3,750,000	2,437,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	2,565,000	2,129,309
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	1,861,080
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,067,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	$2,515,000	$ 2,031,013
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	3,855,000	3,601,341
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	5,105,000	4,425,473
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	21,598,048	21,028,508
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	686,301
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	6,725,000	7,649,620
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	3,665,000	4,121,879
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group IH-635 Managed Lanes Project), 7.5%, 6/30/2033	270,000	271,396
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group IH-635 Managed Lanes Project), 7%, 6/30/2040	10,775,000	10,826,720
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	30,080,000	35,108,474
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,586,145
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,264,672
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,411,638
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	6,507,607
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	326,509
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	226,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	$520,000	$ 237,869
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	224,832
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	425,246
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	553,224
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	428,466
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,215,862
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	3,618,277
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	215,000	217,178
		$362,761,970
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	$1,530,000	$ 1,592,118
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,316,778
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	380,000	379,806
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 5%, 4/15/2030	745,000	745,313
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	2,395,000	2,396,701
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	495,528
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	434,424
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	790,153
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	2,232,899	2,391,479
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	4,386,140	4,686,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	$5,310,232	$ 5,687,364
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	4,933,143	5,258,830
		$26,175,172
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,990,000	$ 2,091,331
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,853,142
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	2,445,000	2,671,358
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	465,000	497,787
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	515,000	548,053
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	475,000	505,352
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	515,000	546,812
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	782,988
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,775,409
		$14,272,232
Virginia - 0.9%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,710,000	$ 4,913,142
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	85,917
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	335,000	335,700
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	580,000	593,723
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	1,105,000	1,148,371
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	3,880,000	3,903,707
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	960,000	995,194
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,804,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	$1,140,000	$ 1,306,053
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	556,160
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030	2,810,000	2,936,984
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	2,590,000	2,672,284
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,508,175
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,891,407
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,655,000	1,710,443
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,290,962
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,187,921
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	715,000	735,606
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	7,855,000	8,124,819
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2021 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2021 (a)(d)	6,569,570	657
		$52,701,670
Washington - 1.4%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$ 3,027,538
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,806,291
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	7,179,681
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,508,200
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,805,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	$700,000	$ 790,874
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	1,010,079
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,114,960
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	8,229,480
Seattle, WA, Port Rev., 4%, 4/01/2044	2,175,000	2,372,272
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	6,088,850
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	1,991,372
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	2,014,885
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2045	605,000	677,195
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2050	565,000	628,054
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038	830,000	843,512
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048	1,420,000	1,415,697
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053	1,375,000	1,359,600
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028	225,000	232,992
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033	225,000	241,772
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038	325,000	346,499
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	450,000	474,134
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,515,350
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	4,697,674
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	2,974,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	$1,000,000	$ 979,550
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	1,900,380
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,218,122
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,335,912
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	5,165,000	5,706,395
		$76,487,788
West Virginia - 0.6%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	$1,000,000	$ 1,019,740
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	6,455,000	7,714,758
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2027	2,100,000	2,371,341
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,124,560
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,358,882
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	408,940
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	15,000,000	16,510,350
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	681,523
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	652,035
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	285,000	311,539
		$32,153,668
Wisconsin - 3.1%
Public Finance Authority Wisconsin Healthcare Facilities Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	$715,000	$ 813,677
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,535,895
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,259,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	$1,265,000	$ 1,202,433
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,185,368
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	160,000	207,778
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2031	170,000	218,521
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2032	200,000	255,342
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2033	215,000	273,170
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2034	200,000	253,320
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2035	260,000	327,930
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,135,896
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,933,302
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	778,984
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	520,000	603,782
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	600,000	689,310
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	2,515,000	2,876,154
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,567,476
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	4,854,244
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,088,344
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,145,000	1,157,584
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	5,320,000	5,327,395
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	2,265,000	2,168,919
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	1,195,000	1,218,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	$1,595,000	$ 1,621,557
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	6,430,000	6,527,736
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	7,660,000	8,441,320
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	410,000	423,997
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	3,993,542
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,279,180
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,946,256
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	491,440
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	876,035
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,456,921
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	332,669
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	992,293
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	660,898
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	719,078
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,085,898
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,077,121
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,051,883
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029	510,000	517,013
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039	500,000	510,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049	$1,100,000	$ 1,110,505
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	295,000	298,248
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	721,530
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,409,248
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	165,000	165,106
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	544,336
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	920,000	959,873
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,215,000	1,245,533
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	634,163
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	577,553
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	8,870,000	7,838,242
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	7,070,593
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	1,250,000	1,089,063
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,316,670
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039	770,000	780,626
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049	1,455,000	1,446,110
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054	1,365,000	1,345,167
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,485,816
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 3%, 4/01/2025 (n)	325,000	322,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	$600,000	$ 661,512
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,063,873
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,150,000	1,240,367
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	2,000,000	2,124,220
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,119,249
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	3,915,000	4,126,762
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,014,223
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	8,800,000	9,197,056
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	2,024,634
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,840,858
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,790,987
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,713,787
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	614,323
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	1,094,779
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	936,105
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	680,000	795,879
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	1,052,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	$780,000	$ 909,230
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,548,766
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,566,884
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,841,650
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,629,306
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,572,702
		$176,780,029
Total Municipal Bonds (Identified Cost, $5,364,807,862)		$ 5,581,885,961
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (z)	$8,338,000	$ 6,907,823
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	1,149,000	837,146
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	862,000	604,412
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	34,400,000	10,752,357
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NATL, 0%, 2/15/2045 (n)	602,076	205,001
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NATL, 0%, 2/15/2033 (n)	4,735,000	2,646,545
Total Bonds (Identified Cost, $21,147,599)		$ 21,953,284
Investment Companies (h) - 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.15% (v) (Identified Cost, $83,055,214)	83,051,218	$ 83,059,523
Other Assets, Less Liabilities - (1.0)%		(54,181,994)
Net Assets - 100.0%		$ 5,632,716,774

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $83,059,523 and $5,603,839,245, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,883,723, representing 3.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026	5/29/2019	$6,194,685	$6,907,823
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 7/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,385,955,461)	$5,603,839,245
Investments in affiliated issuers, at value (identified cost, $83,055,214)	83,059,523
Receivables for
When-issued investments sold	355,311
Investments sold	13,939,236
Fund shares sold	11,162,038
Interest	50,076,276
Other assets	125,801
Total assets	$5,762,557,430
Liabilities
Payable to custodian	$18,932
Payables for
Distributions	2,059,083
Investments purchased	10,246,251
Fund shares reacquired	9,763,296
When-issued investments purchased	25,151,953
Interest expense and fees	220,929
Payable to the holders of the floating rate certificates	80,633,003
Payable to affiliates
Investment adviser	154,998
Administrative services fee	3,189
Shareholder servicing costs	1,311,155
Distribution and service fees	10,933
Payable for independent Trustees' compensation	2,922
Accrued expenses and other liabilities	264,012
Total liabilities	$129,840,656
Net assets	$5,632,716,774
Net assets consist of
Paid-in capital	$5,482,255,688
Total distributable earnings (loss)	150,461,086
Net assets	$5,632,716,774
Shares of beneficial interest outstanding	679,996,677

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,841,847,594	222,262,355	$8.29
Class B	8,703,633	1,049,265	8.29
Class C	194,091,062	23,397,816	8.30
Class I	2,558,223,131	308,899,446	8.28
Class R6	1,029,851,354	124,387,795	8.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.66 [100 / 95.75 x $8.29]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 7/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$126,298,518
Dividends from affiliated issuers	391,108
Total investment income	$126,689,626
Expenses
Management fee	$14,292,544
Distribution and service fees	1,136,456
Shareholder servicing costs	2,047,774
Administrative services fee	294,967
Independent Trustees' compensation	41,420
Custodian fee	181,440
Shareholder communications	124,759
Audit and tax fees	34,012
Legal fees	61,734
Interest expense and fees	644,002
Miscellaneous	191,192
Total expenses	$19,050,300
Fees paid indirectly	(1,220)
Reduction of expenses by investment adviser and distributor	(316,093)
Net expenses	$18,732,987
Net investment income (loss)	$107,956,639
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(54,585,786)
Affiliated issuers	(38,023)
Net realized gain (loss)	$(54,623,809)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(233,907,784)
Affiliated issuers	(5,170)
Net unrealized gain (loss)	$(233,912,954)
Net realized and unrealized gain (loss)	$(288,536,763)
Change in net assets from operations	$(180,580,124)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20
Change in net assets
From operations
Net investment income (loss)	$107,956,639	$208,223,657
Net realized gain (loss)	(54,623,809)	23,111,458
Net unrealized gain (loss)	(233,912,954)	338,230,936
Change in net assets from operations	$(180,580,124)	$569,566,051
Total distributions to shareholders	$(103,789,125)	$(201,093,248)
Change in net assets from fund share transactions	$(221,720,982)	$897,649,851
Total change in net assets	$(506,090,231)	$1,266,122,654
Net assets
At beginning of period	6,138,807,005	4,872,684,351
At end of period	$5,632,716,774	$6,138,807,005
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
Net asset value, beginning of period	$8.66	$8.09	$8.16	$8.02	$8.25	$8.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.35	$0.36	$0.37(c)	$0.37
Net realized and unrealized gain (loss)	(0.38)	0.56	(0.08)	0.14	(0.25)	(0.06)
Total from investment operations	$(0.22)	$0.88	$0.27	$0.50	$0.12	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.34)	$(0.36)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$8.29	$8.66	$8.09	$8.16	$8.02	$8.25
Total return (%) (r)(s)(t)(x)	(2.45)(n)	11.06	3.31	6.29	1.38(c)	3.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.67	0.68	0.71(c)	0.70
Expenses after expense reductions (f)	0.65(a)	0.66	0.66	0.65	0.66(c)	0.66
Net investment income (loss)	3.94(a)	3.82	4.35	4.44	4.41(c)	4.54
Portfolio turnover	16(n)	12	24	17	23	17
Net assets at end of period (000 omitted)	$1,841,848	$1,999,299	$1,623,004	$1,589,868	$1,781,515	$1,974,564
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63(a)	0.63	0.64	0.64	0.65(c)	0.65
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
Net asset value, beginning of period	$8.67	$8.10	$8.16	$8.03	$8.26	$8.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.29	$0.30	$0.30(c)	$0.31
Net realized and unrealized gain (loss)	(0.39)	0.56	(0.07)	0.13	(0.25)	(0.06)
Total from investment operations	$(0.26)	$0.82	$0.22	$0.43	$0.05	$0.25
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.28)	$(0.30)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$8.29	$8.67	$8.10	$8.16	$8.03	$8.26
Total return (%) (r)(s)(t)(x)	(2.80)(n)	10.24	2.68	5.35	0.59(c)	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.67	1.68	1.71(c)	1.70
Expenses after expense reductions (f)	1.41(a)	1.41	1.41	1.41	1.44(c)	1.44
Net investment income (loss)	3.23(a)	3.12	3.61	3.68	3.62(c)	3.78
Portfolio turnover	16(n)	12	24	17	23	17
Net assets at end of period (000 omitted)	$8,704	$13,733	$17,392	$22,213	$26,528	$30,537
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.38(a)	1.38	1.40	1.40	1.43(c)	1.43
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
Net asset value, beginning of period	$8.67	$8.10	$8.16	$8.03	$8.26	$8.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.27	$0.28	$0.28(c)	$0.29
Net realized and unrealized gain (loss)	(0.38)	0.56	(0.08)	0.13	(0.24)	(0.06)
Total from investment operations	$(0.26)	$0.80	$0.19	$0.41	$0.04	$0.23
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.25)	$(0.28)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$8.30	$8.67	$8.10	$8.16	$8.03	$8.26
Total return (%) (r)(s)(t)(x)	(2.93)(n)	9.96	2.42	5.10	0.37(c)	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.67	1.68	1.71(c)	1.70
Expenses after expense reductions (f)	1.66(a)	1.66	1.66	1.65	1.66(c)	1.66
Net investment income (loss)	2.95(a)	2.84	3.35	3.43	3.41(c)	3.55
Portfolio turnover	16(n)	12	24	17	23	17
Net assets at end of period (000 omitted)	$194,091	$242,387	$230,387	$282,931	$285,224	$271,643
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.63(a)	1.63	1.64	1.64	1.65(c)	1.65
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20	1/31/19	1/31/18	1/31/17	1/31/16
Net asset value, beginning of period	$8.66	$8.09	$8.15	$8.02	$8.25	$8.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.35	$0.36	$0.37(c)	$0.37
Net realized and unrealized gain (loss)	(0.39)	0.56	(0.08)	0.13	(0.25)	(0.06)
Total from investment operations	$(0.23)	$0.88	$0.27	$0.49	$0.12	$0.31
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.33)	$(0.36)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$8.28	$8.66	$8.09	$8.15	$8.02	$8.25
Total return (%) (r)(s)(t)(x)	(2.57)(n)	11.06	3.44	6.15	1.38(c)	3.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.67	0.67	0.68	0.71(c)	0.71
Expenses after expense reductions (f)	0.65(a)	0.66	0.66	0.65	0.66(c)	0.66
Net investment income (loss)	3.92(a)	3.82	4.34	4.42	4.42(c)	4.55
Portfolio turnover	16(n)	12	24	17	23	17
Net assets at end of period (000 omitted)	$2,558,223	$2,687,508	$2,145,125	$2,261,507	$1,547,999	$1,319,815
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.63(a)	0.63	0.64	0.64	0.65(c)	0.65
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/20 (unaudited)	1/31/20	1/31/19	1/31/18(i)
Net asset value, beginning of period	$8.65	$8.08	$8.15	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.36	$0.22
Net realized and unrealized gain (loss)	(0.37)	0.56	(0.09)	(0.06)(g)
Total from investment operations	$(0.21)	$0.89	$0.27	$0.16
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$8.28	$8.65	$8.08	$8.15
Total return (%) (r)(s)(t)(x)	(2.42)(n)	11.16	3.40	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.59	0.58	0.57(a)
Expenses after expense reductions (f)	0.57(a)	0.58	0.57	0.56(a)
Net investment income (loss)	4.04(a)	3.89	4.41	4.12(a)
Portfolio turnover	16(n)	12	24	17
Net assets at end of period (000 omitted)	$1,029,851	$1,195,880	$856,776	$397,994
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.54(a)	0.55	0.56	0.55(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) - continued
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

Notes to Financial Statements (unaudited) - continued
in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,581,885,961	$—	$5,581,885,961
U.S. Corporate Bonds	—	21,953,284	—	21,953,284
Mutual Funds	83,059,523	—	—	83,059,523
Total	$83,059,523	$5,603,839,245	$—	$5,686,898,768
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid

Notes to Financial Statements (unaudited) - continued
solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2020, the fund’s payable to the holders of the floating rate certificates was $80,633,003 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.23%. For the six months ended July 31, 2020, the average payable to the holders of the settled floating rate certificates was $82,298,004 at a weighted average interest rate of 1.14%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2020, interest expense and fees related to self-deposited inverse floaters amounted to $629,308 and are included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement

Notes to Financial Statements (unaudited) - continued
takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/20
Ordinary income (including any short-term capital gains)	$821,771
Tax-exempt income	200,271,477
Total distributions	$201,093,248
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/20
Cost of investments	$5,389,974,642
Gross appreciation	322,023,031
Gross depreciation	(105,731,908)
Net unrealized appreciation (depreciation)	$ 216,291,123
As of 1/31/20
Undistributed ordinary income	1,275,344
Undistributed tax-exempt income	33,185,764
Capital loss carryforwards	(34,576,624)
Other temporary differences	(17,349,009)
Net unrealized appreciation (depreciation)	452,294,860
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(18,151,645)
Long-Term	(16,424,979)
Total	$(34,576,624)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) - continued
shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/20	Year ended 1/31/20
Class A	$34,244,499	$67,026,212
Class B	165,140	476,593
Class C	3,021,829	6,360,655
Class I	46,523,467	89,486,576
Class R6	19,834,190	37,743,212
Total	$103,789,125	$201,093,248
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended July 31, 2020, this management fee reduction amounted to $302,397, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.65%	1.40%	1.65%	0.65%	0.56%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2022. For the six months ended July 31, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47,057 for the six months ended July 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 54,308
Class C	0.75%	0.25%	1.00%	1.00%	1,082,148
Total Distribution and Service Fees					$1,136,456
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2020 based on each class's average daily net assets.MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2022. For the six months ended July 31, 2020, this waiver amounted to $13,577, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2020, this rebate amounted to $119 for Class C shares, which is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2020, were as follows:
Amount
Class A	$183,781
Class B	5,272
Class C	30,921
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2020, the fee was $86,867, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,960,907.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2020 was equivalent to an annual effective rate of 0.0107% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $446 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,922 at July 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended July 31, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $562,837 and $6,335,288, respectively. The sales transactions resulted in net realized gains (losses) of $(293,569).
(4) Portfolio Securities
For the six months ended July 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $867,275,102 and $1,147,285,702, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/20		Year ended 1/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,261,281	$181,629,989	56,314,228	$474,286,056
Class B	2,924	24,992	75,703	633,094
Class C	1,838,204	15,196,517	6,285,190	53,064,936
Class I	85,831,654	688,155,330	106,951,880	898,067,367
Class R6	27,001,138	218,271,258	52,565,983	443,637,278
	136,935,201	$1,103,278,086	222,192,984	$1,869,688,731
Shares issued to shareholders in reinvestment of distributions
Class A	3,891,103	$31,564,495	7,304,615	$61,678,247
Class B	16,964	137,768	46,825	395,095
Class C	325,271	2,638,495	645,598	5,452,361
Class I	5,037,730	40,830,877	9,021,394	76,144,413
Class R6	2,043,602	16,567,138	4,012,776	33,863,610
	11,314,670	$91,738,773	21,031,208	$177,533,726
Shares reacquired
Class A	(34,702,264)	$(277,507,587)	(33,424,331)	$(281,826,490)
Class B	(554,528)	(4,473,537)	(686,291)	(5,794,299)
Class C	(6,719,388)	(54,475,591)	(7,425,448)	(62,500,041)
Class I	(92,418,909)	(740,256,083)	(70,836,866)	(594,462,214)
Class R6	(42,839,863)	(340,025,043)	(24,393,326)	(204,989,562)
	(177,234,952)	$(1,416,737,841)	(136,766,262)	$(1,149,572,606)
Net change
Class A	(8,549,880)	$(64,313,103)	30,194,512	$254,137,813
Class B	(534,640)	(4,310,777)	(563,763)	(4,766,110)
Class C	(4,555,913)	(36,640,579)	(494,660)	(3,982,744)
Class I	(1,549,525)	(11,269,876)	45,136,408	379,749,566
Class R6	(13,795,123)	(105,186,647)	32,185,433	272,511,326
	(28,985,081)	$(221,720,982)	106,457,930	$897,649,851
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2020, the fund’s commitment fee and interest expense were $14,603 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$93,152,808	$700,412,557	$710,462,649	$(38,023)	$(5,170)	$83,059,523

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$391,108	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

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information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund's Class I total return performance relative to the Fund's benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by

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Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

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The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 16, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2020

*	Print name and title of each signing officer under his or her signature.